UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Annual Report

March 31, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Fidelity Institutional Money Market Funds
Shareholder Expense Example	3
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	7
Treasury Portfolio	13
Government Portfolio	19
Prime Money Market Portfolio	26
Money Market Portfolio	41
Tax-Exempt Portfolio	53
Notes to Financial Statements	73
Report of Independent Registered Public Accounting Firm	84
Trustees and Officers	85
Distributions	89

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Treasury Only Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Class II	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,023.98	$ .96**
Class III	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,023.98	$ .96**
Class IV	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,023.98	$ .96**
Select Class	.19%
Actual		$ 1,000.00	$ 1,000.10	$ .95**
HypotheticalA		$ 1,000.00	$ 1,023.98	$ .96**
Treasury Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.10	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01
Class II	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05**
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06**
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class III	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05**
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06**
Class IV	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05**
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06**
Select Class	.21%
Actual		$ 1,000.00	$ 1,000.10	$ 1.05**
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06**
Government Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,000.30	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06
Class II	.25%
Actual		$ 1,000.00	$ 1,000.05	$ 1.25**
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26**
Class III	.26%
Actual		$ 1,000.00	$ 1,000.05	$ 1.30**
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.31**
Select Class	.24%
Actual		$ 1,000.00	$ 1,000.10	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.90	$ 1.00
HypotheticalA		$ 1,000.00	$ 1,023.93	$ 1.01
Class II	.34%
Actual		$ 1,000.00	$ 1,000.20	$ 1.70
HypotheticalA		$ 1,000.00	$ 1,023.24	$ 1.72
Class III	.36%
Actual		$ 1,000.00	$ 1,000.10	$ 1.80**
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 1.82**
Class IV	.36%
Actual		$ 1,000.00	$ 1,000.05	$ 1.80**
HypotheticalA		$ 1,000.00	$ 1,023.14	$ 1.82**
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.68	$ 1.26
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.20	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,001.30	$ .90
HypotheticalA		$ 1,000.00	$ 1,024.03	$ .91
Class II	.33%
Actual		$ 1,000.00	$ 1,000.60	$ 1.65
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.66
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class III	.41%
Actual		$ 1,000.00	$ 1,000.10	$ 2.04
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.07
Select Class	.23%
Actual		$ 1,000.00	$ 1,001.10	$ 1.15
HypotheticalA		$ 1,000.00	$ 1,023.78	$ 1.16
Class F	.14%
Actual		$ 1,000.00	$ 1,001.50	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,001.50	$ .70
HypotheticalA		$ 1,000.00	$ 1,024.23	$ .71
Tax-Exempt Portfolio
Class I	.21%
Actual		$ 1,000.00	$ 1,000.30	$ 1.05
HypotheticalA		$ 1,000.00	$ 1,023.88	$ 1.06
Class II	.26%
Actual		$ 1,000.00	$ 1,000.10	$ 1.30**
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.31**
Class III	.26%
Actual		$ 1,000.00	$ 1,000.05	$ 1.30**
HypotheticalA		$ 1,000.00	$ 1,023.64	$ 1.31**
Select Class	.24%
Actual		$ 1,000.00	$ 1,000.20	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.73	$ 1.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury Only Portfolio
Class II	.36%
Actual		$ 1.79
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.29
HypotheticalA		$ 2.32
Class IV	.71%
Actual		$ 3.54
HypotheticalA		$ 3.58
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.31
	Annualized Expense Ratio	Expenses Paid
Treasury Portfolio
Class II	.36%
Actual		$ 1.79
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.29
HypotheticalA		$ 2.32
Class IV	.71%
Actual		$ 3.54
HypotheticalA		$ 3.58
Select Class	.26%
Actual		$ 1.30
HypotheticalA		$ 1.31
Government Portfolio
Class II	.36%
Actual		$ 1.79
HypotheticalA		$ 1.82
Class III	.46%
Actual		$ 2.29
HypotheticalA		$ 2.32
Prime Money Market Portfolio
Class III	.45%
Actual		$ 2.24
HypotheticalA		$ 2.27
Class IV	.70%
Actual		$ 3.49
HypotheticalA		$ 3.53
Tax-Exempt Portfolio
Class II	.35%
Actual		$ 1.74
HypotheticalA		$ 1.77
Class III	.45%
Actual		$ 2.24
HypotheticalA		$ 2.27

A 5% return per year before expenses

Annual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 - 30	34.5	53.9	20.7
31 - 90	49.8	19.5	50.8
91 - 180	12.6	12.0	19.9
181 - 397	3.1	14.6	8.6
Weighted Average Maturity
	3/31/10	9/30/09	3/31/09
Treasury Only Portfolio	55 Days	71 Days	78 Days
All Taxable Money Market Funds Average*	44 Days	51 Days	48 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Treasury Obligations 104.6%	U.S. Treasury Obligations 104.0%
Net Other Assets** (4.6)%	Net Other Assets** (4.0)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Annual Report

Treasury Only Portfolio

Investments March 31, 2010

Showing Percentage of Net Assets

U.S. Treasury Obligations - 104.6%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 101.9%
4/1/10 to 12/16/10	0.04 to 0.59%	$ 10,378,130	$ 10,374,153
U.S. Treasury Notes - 2.7%
5/15/10 to 1/31/11	0.47 to 0.50	271,000	272,017
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $10,646,170)	10,646,170
NET OTHER ASSETS - (4.6)%	(472,612)
NET ASSETS - 100%	$ 10,173,558
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,646,170)		$ 10,646,170
Receivable for investments sold		517,992
Receivable for fund shares sold		4,570
Interest receivable		2,653
Prepaid expenses		27
Total assets		11,171,412

Liabilities
Payable for investments purchased	$ 977,779
Payable for fund shares redeemed	18,439
Distributions payable	20
Accrued management fee	1,222
Other affiliated payables	340
Other payables and accrued expenses	54
Total liabilities		997,854

Net Assets		$ 10,173,558
Net Assets consist of:
Paid in capital		$ 10,173,258
Accumulated undistributed net realized gain (loss) on investments		300
Net Assets		$ 10,173,558

Class I: Net Asset Value, offering price and redemption price per share ($8,371,192 ÷ 8,369,991 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($648,811 ÷ 648,874 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($615,014 ÷ 614,887 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($60,070 ÷ 60,068 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($478,471 ÷ 478,498 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Interest		$ 43,126

Expenses
Management fee	$ 19,695
Transfer agent fees	8,495
Distribution fees	3,556
Accounting fees and expenses	986
Custodian fees and expenses	154
Independent trustees' compensation	50
Registration fees	68
Audit	73
Legal	54
Miscellaneous	632
Total expenses before reductions	33,763
Expense reductions	(3,869)	29,894
Net investment income		13,232
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		523
Net increase in net assets resulting from operations		$ 13,755

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 13,232	$ 109,832
Net realized gain (loss)	523	692
Net increase in net assets resulting from operations	13,755	110,524
Distributions to shareholders from net investment income	(13,235)	(109,832)
Distributions to shareholders from net realized gain	(361)	-
Total distributions	(13,596)	(109,832)
Share transactions - net increase (decrease)	(8,004,814)	10,160,491
Total increase (decrease) in net assets	(8,004,655)	10,161,183

Net Assets
Beginning of period	18,178,213	8,017,030
End of period	$ 10,173,558	$ 18,178,213

Financial Highlights - Class I

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.010	.040	.048	.033
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.010	.040	.048	.033
Distributions from net investment income	(.001)	(.010)	(.040)	(.048)	(.033)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.001)	(.010)	(.040)	(.048)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.09%	1.05%	4.03%	4.87%	3.33%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.24%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.20%	.23%	.20%	.20%	.20%
Expenses net of all reductions	.20%	.23%	.20%	.20%	.20%
Net investment income	.10%	.81%	3.48%	4.78%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 8,371	$ 15,535	$ 6,775	$ 1,425	$ 1,055

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.009	.038	.046	.031
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.009	.038	.046	.031
Distributions from net investment income	- C	(.009)	(.038)	(.046)	(.031)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	(.009)	(.038)	(.046)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.03%	.89%	3.88%	4.71%	3.18%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.39%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.27%	.38%	.35%	.35%	.35%
Expenses net of all reductions	.27%	.38%	.35%	.35%	.35%
Net investment income	.03%	.66%	3.58%	4.63%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 649	$ 906	$ 514	$ 210	$ 102

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.008	.037	.045	.030
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.008	.037	.045	.030
Distributions from net investment income	- C	(.008)	(.037)	(.045)	(.030)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	(.008)	(.037)	(.045)	(.030)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.80%	3.77%	4.61%	3.07%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.28%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.28%	.47%	.45%	.45%	.45%
Net investment income	.02%	.57%	3.46%	4.53%	3.05%
Supplemental Data
Net assets, end of period (in millions)	$ 615	$ 835	$ 514	$ 187	$ 120

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.006	.007
Net realized and unrealized gain (loss) F	-	-	-
Total from investment operations	- F	.006	.007
Distributions from net investment income	- F	(.006)	(.007)
Distributions from net realized gain	- F	-	-
Total distributions	- F	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.74%	.77% A
Expenses net of fee waivers, if any	.30%	.65%	.70% A
Expenses net of all reductions	.30%	.65%	.70% A
Net investment income	.01%	.39%	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.010	.039	.047	.032
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.010	.039	.047	.032
Distributions from net investment income	(.001)	(.010)	(.039)	(.047)	(.032)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.001)	(.010)	(.039)	(.047)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.07%	.99%	3.98%	4.81%	3.28%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.23%	.28%	.25%	.25%	.25%
Expenses net of all reductions	.23%	.28%	.25%	.25%	.25%
Net investment income	.07%	.76%	3.50%	4.73%	3.25%
Supplemental Data
Net assets, end of period (in millions)	$ 478	$ 763	$ 174	$ 17	$ 33

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 - 30	64.8	71.3	63.0
31 - 90	23.0	6.9	9.7
91 - 180	8.6	6.8	17.2
181 - 397	3.6	15.0	10.1
Weighted Average Maturity
	3/31/10	9/30/09	3/31/09
Treasury Portfolio	37 Days	57 Days	55 Days
All Taxable Money Market Funds Average*	44 Days	51 Days	48 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Treasury Obligations 41.4%	U.S. Treasury Obligations 34.0%
Repurchase Agreements 58.5%	Repurchase Agreements 66.0%
Net Other Assets 0.1%	Net Other Assets 0.0%

*Source: iMoneyNet, Inc.

Annual Report

Treasury Portfolio

Investments March 31, 2010

Showing Percentage of Net Assets

U.S. Treasury Obligations - 37.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 34.2%
4/1/10 to 12/16/10	0.15 to 0.60%	$ 4,646,260	$ 4,641,987
U.S. Treasury Notes - 3.5%
5/15/10 to 1/31/11	0.47 to 0.51	478,000	479,809
TOTAL U.S. TREASURY OBLIGATIONS			5,121,796
U.S. Treasury Inflation Protected Obligations - 3.7%

U.S. Treasury Notes - 3.7%
4/15/10	0.23	494,065	494,301
Repurchase Agreements - 58.5%
	Maturity Amount (000s)
In a joint trading account at 0.01% dated 3/31/10 due 4/1/10:
(Collateralized by U.S. Treasury Obligations) #	$ 4,707,943	4,707,942
(Collateralized by U.S. Treasury Obligations) #	329,121	329,121
With:
Barclays Capital, Inc. at 0.13%, dated 1/27/10 due 4/5/10 (Collateralized by U.S. Treasury Obligations valued at $407,074,166, 0% - 4.63%, 4/1/10 - 5/15/18)	399,098	399,000
ING Financial Markets LLC at:
0.13%, dated 1/28/10 due 4/5/10 (Collateralized by U.S. Treasury Obligations valued at $407,072,240, 1.75% - 4.5%, 11/15/13 - 11/15/15)	399,097	399,000
0.15%, dated 2/2/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations valued at $733,557,209, 0.75% - 5.13%, 4/15/10 - 2/15/12)	719,270	719,000

	Maturity Amount (000s)	Value (000s)
Morgan Stanley & Co., Inc. at:
0.16%, dated 2/3/10 due 5/4/10 (Collateralized by U.S. Treasury Obligations valued at $612,768,357, 3.13% - 3.63%, 5/15/19 - 8/15/19)	$ 598,239	$ 598,000
0.17%, dated 3/16/10 due 4/15/10 (Collateralized by U.S. Treasury Obligations valued at $406,053,315, 3% - 3.13%, 9/30/16 - 10/31/16)	397,056	397,000
0.2%, dated 3/4/10 due 7/7/10 (Collateralized by U.S. Treasury Obligations valued at $405,210,104, 3.38% - 3.63%, 8/15/19 - 11/15/19)	396,275	396,000
TOTAL REPURCHASE AGREEMENTS		7,945,063
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $13,561,160)	13,561,160
NET OTHER ASSETS - 0.1%	16,442
NET ASSETS - 100%	$ 13,577,602
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,707,942,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 764,587
Bank of America, NA	1,136,706
Barclays Capital, Inc.	1,223,338
Citigroup Global Markets, Inc.	764,587
Credit Suisse Securities (USA) LLC	54,137
J.P. Morgan Securities, Inc.	764,587
$ 4,707,942
$329,121,000 due 4/01/10 at 0.01%
BNP Paribas Securities Corp.	$ 163,622
Banc of America Securities LLC	60,751
Barclays Capital, Inc.	104,748
$ 329,121
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $7,945,063) - See accompanying schedule: Unaffiliated issuers (cost $13,561,160)		$ 13,561,160
Receivable for fund shares sold		11,950
Interest receivable		7,491
Prepaid expenses		35
Other receivables		83
Total assets		13,580,719

Liabilities
Payable for fund shares redeemed	$ 143
Distributions payable	74
Accrued management fee	1,735
Transfer agent fee payable	886
Distribution fees payable	67
Other affiliated payables	92
Other payables and accrued expenses	120
Total liabilities		3,117

Net Assets		$ 13,577,602
Net Assets consist of:
Paid in capital		$ 13,577,586
Accumulated undistributed net realized gain (loss) on investments		16
Net Assets		$ 13,577,602

Class I: Net Asset Value, offering price and redemption price per share ($8,649,863 ÷ 8,646,869 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($163,737 ÷ 163,630 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,906,750 ÷ 3,906,372 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($492,495 ÷ 492,359 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($364,757 ÷ 364,676 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Interest		$ 61,404

Expenses
Management fee	$ 26,511
Transfer agent fees	11,405
Distribution fees	13,741
Accounting fees and expenses	1,185
Custodian fees and expenses	72
Independent trustees' compensation	68
Registration fees	80
Audit	86
Legal	71
Miscellaneous	1,162
Total expenses before reductions	54,381
Expense reductions	(9,659)	44,722
Net investment income		16,682
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		405
Net increase in net assets resulting from operations		$ 17,087

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,682	$ 242,474
Net realized gain (loss)	405	2,083
Net increase in net assets resulting from operations	17,087	244,557
Distributions to shareholders from net investment income	(16,684)	(242,465)
Distributions to shareholders from net realized gain	(335)	-
Total distributions	(17,019)	(242,465)
Share transactions - net increase (decrease)	(9,452,344)	1,843,470
Total increase (decrease) in net assets	(9,452,276)	1,845,562

Net Assets
Beginning of period	23,029,878	21,184,316
End of period	$ 13,577,602	$ 23,029,878

Financial Highlights - Class I

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.011	.041	.050	.035
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.011	.041	.050	.035
Distributions from net investment income	(.001)	(.011)	(.041)	(.050)	(.035)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.001)	(.011)	(.041)	(.050)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.10%	1.11%	4.20%	5.11%	3.55%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.21%	.22%	.20%	.20%	.20%
Expenses net of all reductions	.21%	.22%	.20%	.20%	.20%
Net investment income	.11%	1.04%	3.71%	5.01%	3.51%
Supplemental Data
Net assets, end of period (in millions)	$ 8,650	$ 16,236	$ 15,037	$ 5,491	$ 4,297

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.010	.040	.048	.033
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.010	.040	.048	.033
Distributions from net investment income	- C	(.010)	(.040)	(.048)	(.033)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	(.010)	(.040)	(.048)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.03%	.96%	4.04%	4.96%	3.39%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.38%	.37%	.39%	.38%
Expenses net of fee waivers, if any	.29%	.36%	.35%	.35%	.35%
Expenses net of all reductions	.29%	.36%	.35%	.35%	.35%
Net investment income	.03%	.90%	3.90%	4.86%	3.36%
Supplemental Data
Net assets, end of period (in millions)	$ 164	$ 407	$ 305	$ 355	$ 331

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.009	.039	.047	.032
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	.009	.039	.047	.032
Distributions from net investment income	- C	(.009)	(.039)	(.047)	(.032)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	- C	(.009)	(.039)	(.047)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.87%	3.94%	4.85%	3.29%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.30%	.46%	.45%	.45%	.45%
Expenses net of all reductions	.30%	.46%	.45%	.45%	.45%
Net investment income	.02%	.80%	3.74%	4.76%	3.26%
Supplemental Data
Net assets, end of period (in millions)	$ 3,907	$ 5,051	$ 5,329	$ 3,663	$ 3,299

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.007	.007
Net realized and unrealized gain (loss) F	-	-	-
Total from investment operations	- F	.007	.007
Distributions from net investment income	- F	(.007)	(.007)
Distributions from net realized gain	- F	-	-
Total distributions	- F	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.71%	.73%	.72% A
Expenses net of fee waivers, if any	.30%	.62%	.70% A
Expenses net of all reductions	.30%	.62%	.70% A
Net investment income	.03%	.64%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 492,495	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.011	.041	.049	.034
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.001	.011	.041	.049	.034
Distributions from net investment income	(.001)	(.011)	(.041)	(.049)	(.034)
Distributions from net realized gain	- C	-	-	-	-
Total distributions	(.001)	(.011)	(.041)	(.049)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.07%	1.06%	4.15%	5.06%	3.49%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.28%	.27%	.28%	.28%
Expenses net of fee waivers, if any	.24%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.24%	.27%	.25%	.25%	.25%
Net investment income	.08%	.99%	3.95%	4.96%	3.46%
Supplemental Data
Net assets, end of period (in millions)	$ 365	$ 882	$ 513	$ 296	$ 270

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 - 30	78.5	68.7	73.1
31 - 90	14.2	10.7	10.8
91 - 180	5.6	6.2	6.7
181 - 397	1.7	14.4	9.4
Weighted Average Maturity
	3/31/10	9/30/09	3/31/09
Government Portfolio	24 Days	58 Days	48 Days
All Taxable Money Market Funds Average*	44 Days	51 Days	48 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Federal Agency Issues 35.9%	Federal Agency Issues 29.3%
U.S. Treasury Obligations 14.3%	U.S. Treasury Obligations 13.8%
Repurchase Agreements 49.8%	Repurchase Agreements 56.9%
Net Other Assets 0.0%	Net Other Assets 0.0%

*Source: iMoneyNet, Inc.

Annual Report

Government Portfolio

Investments March 31, 2010

Showing Percentage of Net Assets

Federal Agencies - 35.9%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Federal Home Loan Bank - 35.5%
4/1/10 to 10/18/10	0.12 to 0.83% (b)	$ 17,398,540	$ 17,393,578
Freddie Mac - 0.4%
5/5/10	0.63	212,000	211,874
TOTAL FEDERAL AGENCIES			17,605,452
U.S. Treasury Obligations - 13.3%

U.S. Treasury Bills - 12.4%
4/1/10 to 12/16/10	0.15 to 0.55	6,074,944	6,067,730
U.S. Treasury Notes - 0.9%
5/15/10 to 6/30/10	0.48 to 0.60	433,000	434,977
TOTAL U.S. TREASURY OBLIGATIONS			6,502,707
U.S. Treasury Inflation Protected Obligations - 1.0%

U.S. Treasury Notes - 1.0%
4/15/10	0.23	473,479	473,705
Repurchase Agreements - 49.8%
	Maturity Amount (000s)
In a joint trading account at:
0.02% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	$ 160,148	160,148
0.04% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	19,456,460	19,456,439
With:
BNP Paribas Securities Corp. at 0.22%, dated 3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $515,698,227, 1.04% - 10%, 4/1/11 - 9/1/46)	505,889	505,500

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.17%, dated:
1/22/10 due 4/30/10 (Collateralized by U.S. Government Obligations valued at $1,317,243,566, 2.35% - 6.5%, 12/1/13 - 9/1/47)	$ 1,291,597	$ 1,291,000
2/2/10 due 5/3/10 (Collateralized by U.S. Government Obligations valued at $1,326,357,569, 2.75% - 8%, 2/15/18 - 2/15/20)	1,300,553	1,300,000
0.2%, dated 2/25/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $220,363,140, 3.08% - 6.68%, 10/1/32 - 3/1/40)	216,150	216,000
Morgan Stanley & Co., Inc. at:
0.18%, dated 2/3/10 due 5/4/10 (Collateralized by U.S. Government Obligations valued at $885,374,318, 2.91% - 6.5%, 12/1/17 - 11/1/47)	865,389	865,000
0.2%, dated 2/26/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $221,215,416, 2.64% - 7%, 12/1/17 - 3/1/40)	216,149	216,000
UBS Securities LLC at 0.19%, dated 3/10/10 due 4/15/10 (Collateralized by U.S. Government Obligations valued at $442,950,521, 0.01% - 3.13%, 4/25/22 - 12/25/39)	430,082	430,000
TOTAL REPURCHASE AGREEMENTS	24,440,087
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $49,021,951)	49,021,951
NET OTHER ASSETS - 0.0%	17,031
NET ASSETS - 100%	$ 49,038,982
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$160,148,000 due 4/01/10 at 0.02%
Banc of America Securities LLC	$ 89,350
Barclays Capital, Inc.	34,365
RBC Capital Markets Corp.	4,582
UBS Securities LLC	31,851
$ 160,148
$19,456,439,000 due 4/01/10 at 0.04%
Banc of America Securities LLC	$ 1,632,949
Bank of America, NA	7,348,272
Barclays Capital, Inc.	816,475
Credit Suisse Securities (USA) LLC	816,475
Deutsche Bank Securities, Inc.	2,204,482
ING Financial Markets LLC	224,531
J.P. Morgan Securities, Inc.	2,857,661
Morgan Stanley & Co., Inc.	408,237
RBC Capital Markets Corp.	857,298
RBS Securities, Inc.	558,359
Societe Generale, New York Branch	1,020,593
UBS Securities LLC	711,107
$ 19,456,439
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $24,440,087) - See accompanying schedule: Unaffiliated issuers (cost $49,021,951)		$ 49,021,951
Receivable for fund shares sold		23,898
Interest receivable		16,981
Prepaid expenses		117
Other receivables		274
Total assets		49,063,221

Liabilities
Payable for fund shares redeemed	$ 13,500
Distributions payable	1,021
Accrued management fee	6,345
Transfer agent fee payable	2,721
Distribution fees payable	112
Other affiliated payables	171
Other payables and accrued expenses	369
Total liabilities		24,239

Net Assets		$ 49,038,982
Net Assets consist of:
Paid in capital		$ 49,038,178
Accumulated undistributed net realized gain (loss) on investments		804
Net Assets		$ 49,038,982

Class I: Net Asset Value, offering price and redemption price per share ($45,413,597 ÷ 45,402,571 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($1,413,182 ÷ 1,412,613 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,910,460 ÷ 1,909,779 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($301,743 ÷ 301,747 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Interest		$ 245,885

Expenses
Management fee	$ 89,378
Transfer agent fees	38,454
Distribution fees	9,844
Accounting fees and expenses	2,172
Custodian fees and expenses	326
Independent trustees' compensation	215
Registration fees	209
Audit	194
Legal	212
Interest	4
Miscellaneous	1,525
Total expenses before reductions	142,533
Expense reductions	(3,799)	138,734
Net investment income		107,151
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,349
Net increase in net assets resulting from operations		$ 112,500

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 107,151	$ 491,718
Net realized gain (loss)	5,349	4,919
Net increase in net assets resulting from operations	112,500	496,637
Distributions to shareholders from net investment income	(107,137)	(491,735)
Share transactions - net increase (decrease)	(11,476,819)	38,551,685
Total increase (decrease) in net assets	(11,471,456)	38,556,587

Net Assets
Beginning of period	60,510,438	21,953,851
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $40, respectively)	$ 49,038,982	$ 60,510,438

Financial Highlights - Class I

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.017	.046	.050	.036
Distributions from net investment income	(.002)	(.017)	(.046)	(.050)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.17%	1.70%	4.74%	5.15%	3.62%
Ratios to Average Net Assets B
Expenses before reductions	.21%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.21%	.23%	.20%	.20%	.20%
Expenses net of all reductions	.21%	.23%	.20%	.20%	.20%
Net investment income	.18%	1.44%	4.39%	5.04%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 45,414	$ 54,931	$ 18,583	$ 5,711	$ 5,257

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.045	.049	.034
Distributions from net investment income	(.001)	(.015)	(.045)	(.049)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.08%	1.55%	4.59%	5.00%	3.47%
Ratios to Average Net Assets B
Expenses before reductions	.36%	.38%	.38%	.39%	.38%
Expenses net of fee waivers, if any	.31%	.38%	.35%	.35%	.35%
Expenses net of all reductions	.31%	.38%	.35%	.35%	.35%
Net investment income	.07%	1.29%	4.32%	4.89%	3.40%
Supplemental Data
Net assets, end of period (in millions)	$ 1,413	$ 1,936	$ 1,342	$ 536	$ 933

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- C	.014	.044	.048	.033
Distributions from net investment income	- C	(.014)	(.044)	(.048)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.04%	1.44%	4.48%	4.89%	3.36%
Ratios to Average Net Assets B
Expenses before reductions	.46%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.35%	.48%	.45%	.45%	.45%
Expenses net of all reductions	.35%	.48%	.45%	.45%	.45%
Net investment income	.03%	1.19%	4.27%	4.79%	3.30%
Supplemental Data
Net assets, end of period (in millions)	$ 1,910	$ 3,031	$ 1,763	$ 814	$ 727

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.016	.046	.050	.035
Distributions from net investment income	(.001)	(.016)	(.046)	(.050)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.13%	1.65%	4.69%	5.10%	3.57%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.28%	.27%	.28%	.28%
Expenses net of fee waivers, if any	.25%	.28%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.28%	.25%	.25%	.25%
Net investment income	.13%	1.39%	4.30%	4.99%	3.50%
Supplemental Data
Net assets, end of period (in millions)	$ 302	$ 612	$ 266	$ 45	$ 29

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 - 30	59.3	53.3	56.1
31 - 90	22.6	27.8	30.9
91 - 180	13.2	11.3	6.0
181 - 397	4.9	7.6	7.0
Weighted Average Maturity
	3/31/10	9/30/09	3/31/09
Prime Money Market Portfolio	52 Days	56 Days	50 Days
All Taxable Money Market Funds Average*	44 Days	51 Days	48 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Corporate Bonds 0.2%	Corporate Bonds 0.0%
Commercial Paper 18.2%	Commercial Paper 17.5%
Bank CDs, BAs, TDs, and Notes 57.5%	Bank CDs, BAs, TDs, and Notes 46.0%
Government Securities† 9.2%	Government Securities† 14.2%
Repurchase Agreements 16.3%	Repurchase Agreements 22.7%
Other Investments 0.0%	Other Investments 0.2%
Net Other Assets** (1.4)%	Net Other Assets** (0.6)%

† Includes FDIC Guaranteed Corporate Securities.

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Annual Report

Prime Money Market Portfolio

Investments March 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC
	4/7/10	0.23% (d)	$ 25,155	$ 25,155
General Electric Capital Corp.
	3/11/11	0.46	96,500	97,710
LP Pinewood SPV LLC
	4/7/10	0.23 (d)	37,000	37,000
TOTAL CORPORATE BONDS				159,865
Certificates of Deposit - 48.5%

London Branch, Eurodollar, Foreign Banks - 15.6%
Banco Bilbao Vizcaya Argentaria SA
	5/28/10	0.25	427,000	427,003
Bank of Montreal
	4/26/10	0.23	1,400,000	1,400,000
Commonwealth Bank of Australia
	8/23/10 to 9/24/10	0.30 to 0.50	490,000	490,012
Credit Agricole SA
	4/1/10 to 6/1/10	0.25 to 0.35 (d)	1,617,000	1,617,000
Credit Industriel et Commercial
	4/6/10 to 6/8/10	0.34 to 0.41	1,342,000	1,342,000
Danske Bank AS
	4/15/10 to 4/26/10	0.20 to 0.21	1,434,000	1,434,000
HSBC Bank PLC
	8/2/10 to 12/21/10	0.30 to 0.60	365,000	365,000
ING Bank NV
	5/4/10 to 6/15/10	0.25 to 0.26	1,862,000	1,862,000
Landesbank Hessen-Thuringen
	4/6/10 to 9/15/10	0.32 to 0.63	999,000	999,000
Lloyds TSB Group PLC
	4/15/10	0.20	927,000	927,000
UniCredit SpA
	6/3/10 to 6/16/10	0.30	502,000	502,000
				11,365,015
New York Branch, Yankee Dollar, Foreign Banks - 32.9%
ABN-AMRO Bank NV
	4/6/10	0.27	415,000	415,000
Banco Bilbao Vizcaya Argentaria SA New York Branch
	4/19/10 to 6/16/10	0.25 to 0.37 (d)	1,116,700	1,116,713
Bank of Montreal
	4/7/10 to 5/10/10	0.20 to 0.25 (d)	1,047,560	1,047,560
Bank of Nova Scotia
	4/14/10 to 6/8/10	0.25 to 0.45 (d)	495,000	495,000
Bank of Nova Scotia Houston Branch
	8/23/10 to 9/16/10	0.32 to 0.33	726,000	726,000
Bank of Nova Scotia Institutional
	4/6/10 to 4/16/10	0.24 (d)	565,000	565,000
Bank of Tokyo-Mitsubishi
	4/6/10 to 7/12/10	0.20 to 0.32	2,594,000	2,594,000

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bank Tokyo-Mitsubishi UFJ Ltd.
	4/30/10	0.21%	$ 213,000	$ 213,000
Barclays Bank PLC
	4/16/10	0.34 (d)	694,000	694,000
BNP Paribas New York Branch
	4/19/10 to 9/20/10	0.20 to 0.45	2,335,000	2,335,000
BNP Paribas SA
	4/20/10 to 8/12/10	0.40 to 0.60	270,000	270,000
Calyon New York Branch
	6/8/10 to 7/6/10	0.40 (d)	834,000	834,000
Calyon SA
	4/12/10	0.41 (d)	860,000	860,000
Canadian Imperial Bank of Commerce New York Branch
	4/9/10 to 4/21/10	0.24 to 0.28 (d)	860,000	860,000
Commerzbank AG New York Branch
	4/1/10 to 8/10/10	0.22 to 0.45 (d)	1,533,000	1,533,000
Intesa Sanpaolo SpA New York Branch
	4/23/10	0.30 (d)	119,000	119,000
Mizuho Corporate Bank Ltd.
	6/15/10	0.25	220,000	220,000
Natexis Banques Populaires New York Branch
	5/12/10 to 6/15/10	0.30 to 1.05 (d)	1,140,000	1,140,000
Natixis New York Branch
	4/12/10 to 6/22/10	0.30 to 1.47 (d)	724,000	724,000
Rabobank Nederland
	4/6/10 to 5/18/10	0.23 to 0.60 (d)	1,227,000	1,227,000
Rabobank Nederland New York Branch
	4/6/10 to 8/30/10	0.23 to 0.28 (d)	2,339,000	2,339,000
Royal Bank of Canada
	4/1/10	0.57 (d)	204,000	204,000
Royal Bank of Canada New York Branch
	4/12/10 to 4/29/10	0.23 to 0.25 (d)	210,000	210,000
Royal Bank of Scotland PLC
	4/1/10	0.73	165,000	165,000
Royal Bank of Scotland PLC Connecticut Branch
	4/20/10 to 5/21/10	0.52 to 0.54 (d)	564,000	564,000
Royal Bank Scotland NV Chicago Branch
	5/24/10	0.30	232,000	232,000
Skandinaviska Enskilda Banken New York Branch
	5/4/10	0.30	284,000	284,000
Societe Generale
	5/5/10	0.55 (d)	53,000	53,000
Societe Generale Institutional CD Program
	4/6/10 to 4/7/10	0.26 to 0.27 (d)	848,000	848,000
Sumitomo Mitsui Banking Corp. New York Branch
	4/28/10	0.21	87,000	87,000
Toronto-Dominion Bank
	4/6/10 to 4/29/10	0.23 to 0.60 (d)	214,000	214,000
Toronto-Dominion Bank New York Branch
	4/6/10 to 12/20/10	0.23 to 0.50 (d)	380,000	379,992
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
UniCredito Italiano SpA New York Branch
	4/27/10	0.30%	$ 339,000	$ 339,000
				23,907,265
TOTAL CERTIFICATES OF DEPOSIT				35,272,280
Commercial Paper - 18.1%

Abbott Laboratories
	4/26/10	0.32 (d)	254,000	254,000
Amsterdam Funding Corp.
	7/7/10	0.30	11,485	11,476
Atlantic Asset Securitization Corp.
	4/7/10	0.21	47,000	46,998
Autobahn Funding
	4/5/10 to 5/10/10	0.25 to 0.27	586,241	586,177
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	6/8/10 to 6/22/10	0.25 to 0.36	777,000	776,550
Canadian Imperial Holdings, Inc.
	4/15/10	0.23 (d)	92,000	92,000
Commerzbank U.S. Finance, Inc.
	4/6/10 to 8/10/10	0.22 to 0.45	700,000	699,423
Commonwealth Bank of Australia
	9/9/10	0.33	368,000	367,465
Dakota Notes (Citibank Credit Card Issuance Trust)
	4/1/10 to 6/7/10	0.20 to 0.25	536,200	536,075
District of Columbia Rev.
	4/5/10	0.25	23,125	23,125
DnB NOR Bank ASA
	4/1/10 to 4/19/10	0.22 to 0.23 (d)	603,000	603,000
Gotham Funding Corp.
	4/9/10 to 4/26/10	0.20 to 0.23	245,137	245,112
Groupe BPCE
	4/6/10 to 4/9/10	0.30	317,000	316,981
Hannover Funding Co. LLC
	6/28/10	0.65	332,000	331,472
Intesa Funding LLC
	4/26/10 to 9/10/10	0.22 to 0.35	1,647,000	1,645,831
Irish Republic
	4/6/10 to 6/10/10	0.37 to 0.40	732,000	731,643
Landesbank Hessen-Thuringen
	7/6/10 to 8/9/10	0.63	256,000	255,509
Natexis Banques Populaires U.S. Finance Co. LLC
	5/18/10 to 6/11/10	0.30	1,398,000	1,397,311
National Australia Funding, Inc.
	4/5/10	0.20	105,000	104,998
Nationwide Building Society
	5/24/10 to 6/1/10	0.25	116,000	115,954

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Pfizer, Inc.
	4/20/10 to 4/30/10	0.60 to 0.65%	$ 183,000	$ 182,918
Salisbury Receivables Co. LLC
	4/8/10 to 4/9/10	0.20	104,000	103,996
Santander Finance, Inc.
	4/30/10	0.23	60,760	60,749
Societe Generale North America, Inc.
	4/6/10 to 4/8/10	0.20 to 0.21	597,000	596,978
Sumitomo Mitsui Banking Corp.
	4/20/10	0.21	169,000	168,981
Sumitomo Trust & Banking Co. Ltd. New York Branch
	4/1/10 to 4/22/10	0.20 to 0.23	357,000	356,980
Toyota Credit Canada, Inc.
	5/20/10	0.30	75,000	74,969
Toyota Motor Credit Corp.
	4/29/10 to 6/8/10	0.25 to 0.33	454,000	453,860
UniCredito Italiano Bank (Ireland) PLC
	4/22/10 to 5/28/10	0.30 to 0.36	1,111,000	1,110,569
Westpac Banking Corp.
	4/13/10 to 5/11/10	0.26 to 0.70 (d)	930,000	929,885
TOTAL COMMERCIAL PAPER				13,180,985
U.S. Government and Government Agency Obligations - 0.3%

Other Government Related - 0.3%
Bank of America NA (FDIC Guaranteed)
	6/14/10	0.29 (c)(d)	150,000	150,000
Citibank NA (FDIC Guaranteed)
	6/30/10	0.34 (c)(d)	65,000	65,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				215,000
Federal Agencies - 6.4%

Federal Home Loan Bank - 6.4%
	4/12/10 to 4/12/11	0.14 to 0.76 (d)	4,655,975	4,656,278
U.S. Treasury Obligations - 2.5%

U.S. Treasury Bills - 1.8%
	7/29/10 to 8/26/10	0.45 to 0.50	1,272,000	1,269,837
U.S. Treasury Notes - 0.7%
	9/30/10 to 1/31/11	0.42 to 0.48	514,000	516,361
TOTAL U.S. TREASURY OBLIGATIONS				1,786,198
Bank Notes - 0.8%

Bank of America NA
	4/5/10 to 6/7/10	0.25 to 0.28 (d)	405,000	405,000
Bank Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Societe Generale
	4/1/10	0.66% (b)(d)	$ 156,000	$ 156,000
TOTAL BANK NOTES				561,000
Medium-Term Notes - 3.5%

Banque Federative du Credit Mutuel
	5/28/10	0.65 (b)(d)	115,000	115,000
Berkshire Hathaway, Inc.
	5/10/10	0.23 (d)	167,000	167,000
BNP Paribas SA
	5/13/10	0.50 (d)	130,000	130,000
BP Capital Markets PLC
	6/11/10	0.39 (d)	69,000	69,000
Commonwealth Bank of Australia
	4/6/10 to 4/14/10	0.28 (b)(d)	733,000	733,000
Metropolitan Life Global Funding I
	7/6/10	0.95 (b)(d)	63,500	63,500
New York Life Insurance Co.
	5/14/10	1.30 (d)(h)	77,000	77,000
Procter & Gamble International Funding SCA
	5/7/10	0.26 (d)	59,000	59,000
Royal Bank of Canada
	4/15/10	0.65 (b)(d)	144,000	144,000
Westpac Banking Corp.
	4/15/10 to 5/11/10	0.28 to 0.29 (b)(d)	984,000	984,000
TOTAL MEDIUM-TERM NOTES				2,541,500
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
	4/1/10	0.65 (d)(h)	30,000	30,000
Time Deposits - 1.0%

Banco Santander SA
	4/16/10 to 6/23/10	0.25 to 0.35	234,000	234,000
KBC Bank NV
	4/1/10	0.02	500,000	500,000
TOTAL TIME DEPOSITS				734,000
Asset-Backed Securities - 0.0%

Bank of America Auto Trust
	9/15/10	0.39 (b)	8,161	8,161
Municipal Securities - 3.7%
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Series 2009 A, 0.28%, VRDN
4/7/10	0.28% (d)	$ 29,445		$ 29,445
Arizona Health Facilities Auth. Rev. Series 2008 F, 0.29%, VRDN
4/7/10	0.29 (d)	10,445		10,445
Austin Trust Various States Participating VRDN Series BA 07 1025, 0.30%
4/7/10	0.30 (d)(f)	10,000		10,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A, 0.29%
4/7/10	0.29 (d)(f)	42,485		42,485
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. Series 2005 A, 0.27%, VRDN
4/7/10	0.27 (d)	8,400		8,400
Broward County Edl. Facilities Auth. Rev. Series 2008 A, 0.31%, VRDN
4/1/10	0.31 (d)	23,500		23,500
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, 0.29%, VRDN
4/7/10	0.29 (d)	47,400		47,400
California Econ. Recovery Series 2004 C1, 0.28%, VRDN
4/1/10	0.28 (d)	26,700		26,700
California Gen. Oblig. Series 2004 A6, 0.27%, VRDN
4/7/10	0.27 (d)	19,500		19,500
California Gen. Oblig. Series 2005 A1, 0.24%, VRDN
4/7/10	0.24 (d)	64,850		64,850
California Gen. Oblig. Series 2005 A2, 0.30%, VRDN
4/7/10	0.30 (d)	120,000		120,000
California Health Facilities Fing. Auth. Rev. Series 2008 C, 0.27%, VRDN
4/7/10	0.27 (d)	11,235		11,235
California Hsg. Fin. Agcy. Rev. Series 2001 G, 0.28%, VRDN
4/7/10	0.28 (d)(e)	27,645		27,645
California Hsg. Fin. Agcy. Rev. Series 2003 F, 0.26%, VRDN
4/7/10	0.26 (d)(e)	22,890		22,890
California Hsg. Fin. Agcy. Rev. Series 2003 M, 0.26%, VRDN
4/7/10	0.26 (d)(e)	14,200		14,200
California Hsg. Fin. Agcy. Rev. Series 2005 D, 0.26%, VRDN
4/7/10	0.26 (d)(e)	11,200		11,200
California Hsg. Fin. Agcy. Rev. Series 2008 C, 0.3%, VRDN
4/7/10	0.30 (d)(e)	54,565		54,565
California Hsg. Fin. Agcy. Rev. Series 2008 F, 0.30%, VRDN
4/7/10	0.30 (d)(e)	22,600		22,600
California Hsg. Fin. Agcy. Rev. Series III 2001 E, 0.28%, VRDN
4/7/10	0.28 (d)(e)	20,000		20,000
California Hsg. Fin. Agcy. Rev. 0.34%, VRDN
4/7/10	0.34 (d)(e)	33,335		33,335
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 1995 C, 0.28%, VRDN
4/7/10	0.28% (d)(e)	$ 21,500		$ 21,500
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 C, 0.26%, VRDN
4/7/10	0.26 (d)	88,040		88,040
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 D, 0.27%, VRDN
4/7/10	0.27 (d)	40,060		40,060
Cape Coral Gen. Oblig. 0.26% 4/1/10, CP
4/1/10	0.26	60,146		60,146
Charleston Wtrwks. & Swr. Rev. Series 2006 B, 0.30%, VRDN
4/7/10	0.30 (d)	25,000		25,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.29%, VRDN
4/7/10	0.29 (d)	65,340		65,340
Chula Vista Multi-Family Hsg. Rev. Series 2006 A, 0.29%, VRDN
4/7/10	0.29 (d)(e)	18,970		18,970
Cleveland Wtrwks. Rev. Series 2008 Q, 0.30%, VRDN
4/7/10	0.30 (d)	11,000		11,000
Connecticut Health & Edl. Facilities Auth. Rev. Series C, 0.30%, VRDN
4/7/10	0.30 (d)	11,305		11,305
Connecticut Hsg. Fin. Auth. Series 2009 C2, 0.24%, VRDN
4/7/10	0.24 (d)	15,910		15,910
Contra Costa County Multi-family Hsg. Rev. Series 2003 F, 0.29%, VRDN
4/7/10	0.29 (d)(e)	12,800		12,800
Contra Costa County Multi-family Hsg. Rev. Series 2008 A, 0.29%, VRDN
4/7/10	0.29 (d)	10,000		10,000
District of Columbia Gen. Oblig. Series 2008 B, 0.31%, VRDN
4/7/10	0.31 (d)	54,640		54,640
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Series 1995, 0.34%, VRDN
4/1/10	0.34 (d)(e)	20,000		20,000
Hamilton County Hosp. Facilities Rev. Series 1997 A, 0.29%, VRDN
4/7/10	0.29 (d)	11,500		11,500
Highlands County Health Facilities Auth. Rev. 0.28%, VRDN
4/7/10	0.28 (d)	24,700		24,700
Idaho Health Facilities Auth. Rev. Series 2009 B, 0.29%, VRDN
4/7/10	0.29 (d)	18,000		18,000
Illinois Edl. Facilities Auth. Revs. Series 2000, 0.26%, VRDN
4/7/10	0.26 (d)	11,200		11,200
Illinois Fin. Auth. Poll. Cont. Rev. Series 2008 F, 0.28%, VRDN
4/7/10	0.28 (d)	10,100		10,100
Illinois Fin. Auth. Rev. Series 2008 A, 0.28%, VRDN
4/7/10	0.28 (d)	29,000		29,000
Illinois Fin. Auth. Rev. Series 2008 B, 0.28%, VRDN
4/7/10	0.28 (d)	16,470		16,470

Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Illinois Fin. Auth. Rev. 0.30%, VRDN
4/7/10	0.30% (d)	$ 17,500		$ 17,500
Indiana Dev. Fin. Auth. Envir. Rev. Series 2009 A3, 0.26%, VRDN
4/7/10	0.26 (d)	25,600		25,600
Indiana Fin. Auth. Health Sys. Rev. Series 2008 D, 0.29%, VRDN
4/7/10	0.29 (d)	11,500		11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.28%
4/7/10	0.28 (d)(f)	20,720		20,720
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A1, 0.27%, VRDN
4/7/10	0.27 (d)	44,800		44,800
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2002 A2, 0.29%, VRDN
4/7/10	0.29 (d)	17,200		17,200
Maryland Econ. Dev. Corp. Rev. Series 2008 B, 0.22%, VRDN
4/7/10	0.22 (d)	10,100		10,100
Massachusetts Gen. Oblig. Series 1998 A, 0.30%, VRDN
4/7/10	0.30 (d)	58,000		58,000
Massachusetts Gen. Oblig. Series 2001 C, 0.28%, VRDN
4/7/10	0.28 (d)	10,400		10,400
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2008 A1, 0.29%, VRDN
4/7/10	0.29 (d)	36,100		36,100
Monroe County Dev. Auth. Poll. Cont. Rev. 0.26%, VRDN
4/7/10	0.26 (d)	17,500		17,500
Morgan Hill Redev. Agcy. Tax Series 2008 A, 0.27%, VRDN
4/7/10	0.27 (d)	16,395		16,395
Nassau Health Care Corp. Rev. Series 2009 D1, 0.30%, VRDN
4/7/10	0.30 (d)	22,660		22,660
New Jersey Bldg. Auth. State Bldg. Rev. Series 2003 A1, 0.25%, VRDN
4/7/10	0.25 (d)	15,000		15,000
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2003, 0.24%, VRDN
4/7/10	0.24 (d)	16,085		16,085
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008 B, 0.26%, VRDN
4/7/10	0.26 (d)	46,330		46,330
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 C, 0.27%, VRDN
4/7/10	0.27 (d)	15,900		15,900
New York City Gen. Oblig. Series 2008 J10, 0.27%, VRDN
4/7/10	0.27 (d)	24,830		24,830
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2006 A, 0.25%, VRDN
4/7/10	0.25 (d)	16,000		16,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series A, 0.30%, VRDN
4/7/10	0.30 (d)(e)	17,500		17,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, 0.30%, VRDN
4/7/10	0.30 (d)	36,960		36,960
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
New York City Trust Cultural Resources Rev. Series 2009 A, 0.29%, VRDN
4/7/10	0.29% (d)	$ 44,490		$ 44,490
New York Dorm. Auth. Revs. Series 2003 C, 0.28%, VRDN
4/7/10	0.28 (d)	10,000		10,000
New York Dorm. Auth. Revs. Series 2008 A1, 0.28%, VRDN
4/7/10	0.28 (d)	17,100		17,100
New York Dorm. Auth. Revs. Series 2008 C, 0.31%, VRDN
4/7/10	0.31 (d)	42,900		42,900
New York Dorm. Auth. Revs. Series 2009, 0.25%, VRDN
4/7/10	0.25 (d)	4,500		4,500
New York Hsg. Fin. Agcy. Rev. Series 2000 A, 0.28%, VRDN
4/7/10	0.28 (d)(e)	20,800		20,800
New York Hsg. Fin. Agcy. Rev. Series 2008 A, 0.30%, VRDN
4/7/10	0.30 (d)	10,000		10,000
New York Hsg. Fin. Agcy. Rev. Series A, 0.27%, VRDN
4/7/10	0.27 (d)(e)	18,800		18,800
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 0.26%, VRDN
4/7/10	0.26 (d)	31,400		31,400
New York Metropolitan Trans. Auth. Rev. 0.25% 5/20/10, CP
5/20/10	0.25	25,000		25,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev. Series 1994 D1, 0.24%, VRDN
4/7/10	0.24 (d)	24,500		24,500
North Broward Hosp. District Rev. Series 2005 A, 0.24%, VRDN
4/7/10	0.24 (d)	25,670		25,670
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3649, 0.27%
4/7/10	0.27 (d)(f)	15,000		15,000
North Carolina Med. Care Commission Hosp. Rev. Series 2003 B, 0.26%, VRDN
4/7/10	0.26 (d)	10,850		10,850
North Texas Tollway Auth. Rev. Series 2009 D, 0.27%, VRDN
4/7/10	0.27 (d)	28,000		28,000
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.28%
4/7/10	0.28 (d)(f)	14,500		14,500
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3551, 0.30%
4/1/10	0.30 (d)(f)	28,345		28,345
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2006 M, 0.26%, VRDN
4/7/10	0.26 (d)(e)	11,825		11,825
Orange County Health Facilities Auth. Rev. Series 2009 B, 0.29%, VRDN
4/7/10	0.29 (d)	27,000		27,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 83C, 0.26%, VRDN
4/7/10	0.26 (d)(e)	17,000		17,000

Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2008 102C, 0.27%, VRDN
4/7/10	0.27% (d)(e)	$ 39,000		$ 39,000
Philadelphia Gas Works Rev. Eighth Series B, 0.26%, VRDN
4/7/10	0.26 (d)	91,300		91,300
Philadelphia Gas Works Rev. Eighth Series C, 0.26%, VRDN
4/7/10	0.26 (d)	10,000		10,000
Philadelphia School District Series 2008 A1, 0.30%, VRDN
4/7/10	0.30 (d)	9,300		9,300
Pinellas County Health Facilities Auth. Rev. Series 2009 A2, 0.29%, VRDN
4/7/10	0.29 (d)	10,000		10,000
Port of Portland Arpt. Rev. Series 2009 A2, 0.28%, VRDN
4/7/10	0.28 (d)	15,500		15,500
Riverside County Asset Leasing Corp. Leasehold Rev. Series 2008 A, 0.27%, VRDN
4/7/10	0.27 (d)	23,200		23,200
Riverside Elec. Rev. Series 2008 B, 0.26%, VRDN
4/7/10	0.26 (d)	56,725		56,725
Saint Joseph County Hosp. Auth. Health Sys. Rev. 0.28%, VRDN
4/7/10	0.28 (d)	30,500		30,500
Salem Hosp. Facility Auth. Rev. Series 2008 B, 0.30%, VRDN
4/7/10	0.30 (d)	10,000		10,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36A, 0.23%, VRDN
4/7/10	0.23 (d)	66,250		66,250
Santa Clara County Fing. Auth. Lease Rev. Series 2008 M, 0.26%, VRDN
4/7/10	0.26 (d)	59,100		59,100
Southern California Pub. Pwr. Auth. Rev. Series 2009-1, 0.27%, VRDN
4/7/10	0.27 (d)	10,300		10,300
Travis County Health Facilities Dev. Series 2008 B, 0.29%, VRDN
4/7/10	0.29 (d)	23,700		23,700
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.29%, VRDN
4/7/10	0.29 (d)	72,745		72,745
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2008 B, 0.30%, VRDN
4/1/10	0.30 (d)	14,915		14,915
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 0.30%, VRDN
4/7/10	0.30 (d)	11,400		11,400
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2009 A, 0.25%, VRDN
4/7/10	0.25 (d)	15,000		15,000
Wyoming Cmnty. Dev. Auth. Series 2002 A, 0.30%, VRDN
4/7/10	0.30 (d)	10,000		10,000
TOTAL MUNICIPAL SECURITIES			2,699,771
Repurchase Agreements - 16.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.02% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	$ 108,754	$ 108,754
0.04% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	909	909
With:
Banc of America Securities LLC at:
0.27%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations valued at $163,771,229, 0.98%, 3/20/40)	159,001	159,000
0.32%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $733,957,065, 0% - 7.97%, 6/11/10 - 4/4/45)	699,006	699,000
0.62%, dated 3/31/10 due 4/1/10:
(Collateralized by Corporate Obligations valued at $369,366,362, 0% - 18%, 5/10/10 - 6/15/13)	342,006	342,000
(Collateralized by Mortgage Loan Obligations valued at $454,687,831, 0.39% - 10.61%, 7/25/13 - 6/25/47)	421,007	421,000
Barclays Capital, Inc. at:
0.27%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $726,445,432, 0% - 7.86%, 8/9/10 - 4/25/40)	696,005	696,000
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $22,058,537, 0.86% - 7.72%, 7/18/11 - 6/4/38)	21,017	21,000
0.37%, dated 3/31/10 due 4/1/10 (Collateralized by Equity Securities valued at $270,002,788)	250,003	250,000
0.4%, dated:
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $65,147,740, 0.68% - 5.89%, 12/25/34 - 12/10/49)	62,058	62,000
3/18/10 due 4/16/10 (Collateralized by Equity Securities valued at $176,067,387)	163,053	163,000

	Maturity Amount (000s)	Value (000s)
0.45%, dated:
2/10/10 due 4/9/10 (Collateralized by Mortgage Loan Obligations valued at $46,469,025, 0.4% - 0.42%, 4/25/37 - 10/25/46)	$ 43,031	$ 43,000
3/19/10 due 4/16/10 (Collateralized by Mortgage Loan Obligations valued at $47,527,723, 0.4% - 0.42%, 12/19/36 - 4/25/37)	44,015	44,000
3/22/10 due 4/28/10 (Collateralized by Mortgage Loan Obligations valued at $119,461,005, 0.37% - 5.75%, 4/25/33 - 6/25/47)	111,051	111,000
3/26/10 due 5/3/10 (Collateralized by Mortgage Loan Obligations valued at $123,074,256, 0.39% - 6.1%, 12/25/20 - 2/15/51)	115,055	115,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Mortgage Loan Obligations valued at $56,031,311, 1.16% - 5.79%, 2/16/40 - 2/25/47)	52,053	52,000
4/26/10 (Collateralized by Mortgage Loan Obligations valued at $54,773,887, 0.4% - 5.79%, 4/25/42 - 11/25/46)	52,066	52,000
0.55%, dated 1/4/10 due 4/1/10 (Collateralized by Mortgage Loan Obligations valued at $62,664,827, 0.4% - 5.43%, 8/25/36 - 2/16/40)	59,078	59,000
0.57%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $743,566,519, 0% - 13.63%, 7/1/10 - 10/15/38)	692,011	692,000
BNP Paribas Securities Corp. at 0.22%, dated 3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $308,140,911, 0.65% - 6.5%, 6/25/16 - 8/1/46)	302,233	302,000
Citigroup Global Markets, Inc. at:
0.32%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations valued at $471,072,465, 1.5% - 8.13%, 7/12/11 - 6/15/25)	458,004	458,000
0.52%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $611,164,808, 0% - 11.50%, 6/25/10 - 10/25/56)	566,008	566,000
0.53%, dated 3/30/10 due 4/6/10 (Collateralized by Equity Securities valued at $61,568,503)	57,006	57,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at:
0.2%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations valued at $405,821,748, 0% - 5%, 4/5/10 - 3/20/40)	$ 394,002	$ 394,000
0.27%, dated 3/31/10 due 4/1/10 (Collateralized by Equity Securities valued at $776,598,082)	706,005	706,000
Deutsche Bank Securities, Inc. at:
0.32%, dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations valued at $518,625,932, 0% - 12.89%, 5/30/10 - 9/25/45)	500,004	500,000
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $213,982,507, 4.4% - 11.88%, 5/15/11 - 3/30/67)	198,177	198,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $111,314,624, 5.63% - 12.38%, 2/1/11 - 4/1/27)	103,096	103,000
4/30/10 (Collateralized by Corporate Obligations valued at $110,671,410, 1.6% - 12.25%, 2/15/11 - 6/15/68)	103,098	103,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Mortgage Loan Obligations valued at $106,569,370, 0% - 8.5%, 7/21/14 - 6/25/46)	98,098	98,000
1/11/10 due 4/13/10 (Collateralized by Mortgage Loan Obligations valued at $107,477,359, 0.52% - 7.88%, 7/2/20 - 9/25/37)	99,101	99,000
1/20/10 due 4/20/10 (Collateralized by Mortgage Loan Obligations valued at $54,245,534, 0.34% - 6.35%, 7/21/14 - 7/25/46)	50,050	50,000
2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $112,392,385, 0% - 9.38%, 8/1/11 - 3/15/37)	104,105	104,000
5/7/10 (Collateralized by Corporate Obligations valued at $55,789,284, 0% - 9.89%, 1/30/11 - 6/15/38)	52,054	52,000

	Maturity Amount (000s)	Value (000s)
5/10/10 (Collateralized by Corporate Obligations valued at $56,297,553, 5.38% - 12%, 2/2/11 - 12/1/28)	$ 52,056	$ 52,000
0.45%, dated 3/24/10 due:
6/22/10 (Collateralized by Mortgage Loan Obligations valued at $61,722,470, 0% - 12%, 1/15/16 - 7/8/46)	57,064	57,000
6/25/10 (Collateralized by Corporate Obligations valued at $124,212,420, 0% - 10.4%, 12/20/13 - 11/20/48)	115,134	115,000
6/30/10 (Collateralized by Mortgage Loan Obligations valued at $61,629,933, 0.32% - 9.75%, 3/15/15 - 2/20/47)	57,070	57,000
Goldman Sachs & Co. at 0.22%, dated 3/26/10 due 4/1/10 (Collateralized by Commercial Paper Obligations valued at $189,528,529, 4/1/10 - 6/15/10) (d)(g)	184,007	184,000
ING Financial Markets LLC at:
0.2%, dated 2/25/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $255,050,037, 2.43% - 6.21%, 1/1/14 - 5/1/39)	250,174	250,000
0.23%, dated 3/15/10 due 7/9/10 (Collateralized by U.S. Government Obligations valued at $260,618,317, 0.47% - 0.83%, 7/15/34 - 5/15/37)	253,188	253,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.37%, dated 3/31/10 due 4/1/10 (Collateralized by Equity Securities valued at $442,805,174)	410,004	410,000
0.42%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $230,153,854) (d)(g)	213,218	213,000
0.67%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $138,602,996, 0.38% - 1.63%, 2/1/13 - 12/15/37)	132,002	132,000
Morgan Stanley & Co. at:
0.32%, dated 3/31/10 due 4/1/10 (Collateralized by Equity Securities valued at $1,117,609,946)	1,016,009	1,016,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Morgan Stanley & Co. at:
0.45%, dated 3/5/10 due 4/5/10 (Collateralized by Corporate Obligations valued at $179,340,508, 0.48% - 8.45%, 10/25/11 - 6/15/18)	$ 166,064	$ 166,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Corporate Obligations valued at $435,940,651, 0% - 9.61%, 11/13/11 - 10/28/52)	401,752	401,000
Morgan Stanley & Co., Inc. at 0.2%, dated 2/26/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $256,009,454, 1.99% - 7%, 7/1/17 - 3/1/40)	250,172	250,000
RBS Securities, Inc. at 0.57%, dated 3/22/10 due 4/21/10 (Collateralized by Mortgage Loan Obligations valued at $287,288,696, 0.01% - 6.51%, 6/15/17 - 7/25/46) (d)(g)	266,126	266,000
UBS Securities LLC at 0.3%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $113,870,634, 0.01% - 0.03%, 7/25/18 - 10/15/19)	105,079	105,000
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $85,689,082, 0.03% - 0.12%, 10/15/19 - 11/14/22)	80,059	80,000
TOTAL REPURCHASE AGREEMENTS		11,887,663
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $73,732,701)	73,732,701
NET OTHER ASSETS - (1.4)%	(982,589)
NET ASSETS - 100%	$ 72,750,112
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,203,661,000 or 3.0% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $215,000,000 or 0.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $107,000,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.65%, 4/1/10	3/26/02	$ 30,000
New York Life Insurance Co. 1.30%, 5/14/10	5/8/09	$ 77,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$108,754,000 due 4/01/10 at 0.02%
Banc of America Securities LLC	$ 60,676
Barclays Capital, Inc.	23,337
RBC Capital Markets Corp.	3,112
UBS Securities LLC	21,629
$ 108,754
$909,000 due 4/01/10 at 0.04%
Banc of America Securities LLC	$ 76
Bank of America, NA	344
Barclays Capital, Inc.	38
Credit Suisse Securities (USA) LLC	38
Deutsche Bank Securities, Inc.	103
ING Financial Markets LLC	10
J.P. Morgan Securities, Inc.	134
Morgan Stanley & Co., Inc.	19
RBC Capital Markets Corp.	40
RBS Securities, Inc.	26
Societe Generale, New York Branch	48
UBS Securities LLC	33
$ 909
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $11,887,663) - See accompanying schedule: Unaffiliated issuers (cost $73,732,701)		$ 73,732,701
Cash		348
Receivable for fund shares sold		26,118
Interest receivable		24,780
Prepaid expenses		87
Receivable from investment adviser for expense reductions		795
Other receivables		112
Total assets		73,784,941

Liabilities
Payable for investments purchased	$ 1,016,472
Payable for fund shares redeemed	429
Distributions payable	4,178
Accrued management fee	8,537
Distribution fees payable	461
Other affiliated payables	2,927
Other payables and accrued expenses	1,825
Total liabilities		1,034,829

Net Assets		$ 72,750,112
Net Assets consist of:
Paid in capital		$ 72,750,017
Accumulated undistributed net realized gain (loss) on investments		95
Net Assets		$ 72,750,112

Class I: Net Asset Value, offering price and redemption price per share ($30,823,419 ÷ 30,820,739 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($959,045 ÷ 958,909 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,851,227 ÷ 2,851,516 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($272,184 ÷ 272,165 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($752,065 ÷ 752,022 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,092,172 ÷ 37,089,524 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Interest		$ 260,972

Expenses
Management fee	$ 74,301
Transfer agent fees	24,623
Distribution fees	11,289
Accounting fees and expenses	1,967
Custodian fees and expenses	593
Independent trustees' compensation	164
Registration fees	1,809
Audit	153
Legal	144
Interest	2
Miscellaneous	3,492
Total expenses before reductions	118,537
Expense reductions	(14,319)	104,218
Net investment income		156,754
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,970
Net increase in net assets resulting from operations		$ 161,724

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 156,754	$ 482,289
Net realized gain (loss)	4,970	(734)
Net increase in net assets resulting from operations	161,724	481,555
Distributions to shareholders from net investment income	(156,764)	(482,295)
Share transactions - net increase (decrease)	42,588,910	10,396,604
Total increase (decrease) in net assets	42,593,870	10,395,864

Net Assets
Beginning of period	30,156,242	19,760,378
End of period	$ 72,750,112	$ 30,156,242

Financial Highlights - Class I

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.022	.049	.051	.036
Distributions from net investment income	(.003)	(.022)	(.049)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnA	.33%	2.23%	4.96%	5.22%	3.67%
Ratios to Average Net Assets B
Expenses before reductions	.22%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.21%	.22%	.20%	.20%	.20%
Expenses net of all reductions	.21%	.22%	.20%	.20%	.20%
Net investment income	.29%	2.14%	4.84%	5.09%	3.70%
Supplemental Data
Net assets, end of period (in millions)	$ 30,823	$ 11,953	$ 7,810	$ 9,075	$ 8,819

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.021	.047	.049	.035
Distributions from net investment income	(.002)	(.021)	(.047)	(.049)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.19%	2.08%	4.81%	5.06%	3.52%
Ratios to Average Net Assets B
Expenses before reductions	.37%	.38%	.37%	.38%	.38%
Expenses net of fee waivers, if any	.35%	.37%	.35%	.35%	.35%
Expenses net of all reductions	.35%	.37%	.35%	.35%	.35%
Net investment income	.14%	1.99%	4.72%	4.94%	3.55%
Supplemental Data
Net assets, end of period (in millions)	$ 959	$ 1,475	$ 1,363	$ 1,152	$ 1,706

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.020	.046	.048	.034
Distributions from net investment income	(.001)	(.020)	(.046)	(.048)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.13%	1.98%	4.70%	4.96%	3.41%
Ratios to Average Net Assets B
Expenses before reductions	.47%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.42%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.42%	.47%	.45%	.45%	.45%
Net investment income	.07%	1.89%	4.60%	4.84%	3.45%
Supplemental Data
Net assets, end of period (in millions)	$ 2,851	$ 3,539	$ 2,911	$ 3,053	$ 2,549

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class IV

Years ended March 31,	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.017	.011
Distributions from net investment income	- F	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.04%	1.72%	1.10%
Ratios to Average Net Assets E
Expenses before reductions	.72%	.73%	.73% A
Expenses net of fee waivers, if any	.49%	.72%	.70% A
Expenses net of all reductions	.49%	.72%	.70% A
Net investment income	-% G	1.64%	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 272	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

Financial Highlights - Select Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.022	.048	.050	.036
Distributions from net investment income	(.003)	(.022)	(.048)	(.050)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.28%	2.18%	4.91%	5.17%	3.62%
Ratios to Average Net Assets B
Expenses before reductions	.27%	.28%	.27%	.28%	.28%
Expenses net of fee waivers, if any	.26%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.26%	.27%	.25%	.25%	.25%
Net investment income	.24%	2.09%	4.76%	5.04%	3.65%
Supplemental Data
Net assets, end of period (in millions)	$ 752	$ 600	$ 501	$ 381	$ 132

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.023	.013
Distributions from net investment income	(.004)	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.39%	2.29%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.15%	.16%	.14% A
Expenses net of all reductions	.15%	.16%	.14% A
Net investment income	.35%	2.20%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 37,092	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 - 30	43.9	43.0	49.6
31 - 90	31.0	32.5	32.6
91 - 180	15.2	14.1	8.5
181 - 397	9.9	10.4	9.3
Weighted Average Maturity
	3/31/10	9/30/09	3/31/09
Money Market Portfolio	71 Days	67 Days	59 Days
All Taxable Money Market Funds Average*	44 Days	51 Days	48 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Corporate Bonds 0.2%	Corporate Bonds 0.1%
Commercial Paper 13.7%	Commercial Paper 17.1%
Bank CDs, BAs, TDs, and Notes 62.1%	Bank CDs, BAs, TDs, and Notes 56.4%
Government Securities† 18.0%	Government Securities† 18.2%
Repurchase Agreements 7.8%	Repurchase Agreements 8.5%
Other Investments 0.0%	Other Investments 0.2%
Net Other Assets** (1.8)%	Net Other Assets** (0.5)%

† Includes FDIC Guaranteed Corporate Securities

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Annual Report

Money Market Portfolio

Investments March 31, 2010

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
General Electric Capital Corp.
	3/11/11	0.46%	$ 93,000	$ 94,166
LP Pinewood SPV LLC
	4/7/10	0.23 (d)	67,000	67,000
TOTAL CORPORATE BONDS				161,166
Certificates of Deposit - 53.1%

London Branch, Eurodollar, Foreign Banks - 13.3%
Banco Bilbao Vizcaya Argentaria SA
	5/28/10	0.25	407,000	407,003
Commonwealth Bank of Australia
	8/23/10 to 9/24/10	0.30 to 0.50	507,000	507,012
Credit Agricole SA
	4/1/10 to 6/1/10	0.25 to 0.67 (d)	2,270,000	2,270,000
Credit Industriel et Commercial
	4/6/10 to 6/8/10	0.34 to 0.41	1,307,000	1,307,000
Danske Bank AS
	4/15/10 to 4/22/10	0.21	406,000	406,000
HSBC Bank PLC
	8/2/10 to 12/21/10	0.30 to 0.60	407,000	407,000
ING Bank NV
	5/4/10 to 6/15/10	0.25 to 0.26	1,792,000	1,792,000
Landesbank Hessen-Thuringen
	4/6/10 to 9/15/10	0.32 to 0.63	1,021,000	1,021,000
UniCredit SpA
	6/3/10 to 6/16/10	0.30	472,000	472,000
				8,589,015
New York Branch, Yankee Dollar, Foreign Banks - 39.8%
ABN-AMRO Bank NV
	4/6/10	0.27	415,000	415,000
Banco Bilbao Vizcaya Argentaria SA New York Branch
	4/19/10 to 6/16/10	0.25 to 0.37 (d)	1,151,000	1,151,012
Bank of Montreal
	4/17/10 to 5/10/10	0.20 to 0.25 (d)	549,000	549,000
Bank of Nova Scotia
	4/14/10 to 6/8/10	0.25 to 0.45 (d)	801,000	801,000
Bank of Nova Scotia Houston Branch
	8/23/10 to 10/29/10	0.32 to 0.33	1,967,000	1,967,000
Bank of Nova Scotia Institutional
	4/6/10 to 4/16/10	0.24 (d)	613,000	613,000
Bank of Tokyo-Mitsubishi
	4/6/10 to 7/9/10	0.21 to 0.32	2,126,000	2,126,000
Bank Tokyo-Mitsubishi UFJ Ltd.
	4/30/10	0.21	204,000	204,000
Barclays Bank PLC
	4/16/10	0.34 (d)	822,000	822,000
BNP Paribas New York Branch
	4/19/10 to 9/20/10	0.20 to 0.45	2,173,000	2,173,000

	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
BNP Paribas SA
	4/20/10 to 8/12/10	0.40 to 0.60%	$ 562,000	$ 562,000
Calyon New York Branch
	6/8/10 to 7/6/10	0.40 (d)	762,000	762,000
Calyon SA
	4/12/10	0.41 (d)	140,000	140,000
Canadian Imperial Bank of Commerce New York Branch
	4/9/10 to 4/21/10	0.24 to 0.28 (d)	997,000	997,000
Commerzbank AG New York Branch
	4/1/10 to 8/10/10	0.22 to 0.45 (d)	1,496,000	1,496,000
Intesa Sanpaolo SpA
	9/9/10	0.35	211,000	211,000
Intesa Sanpaolo SpA New York Branch
	4/23/10	0.30 (d)	110,000	110,000
Mizuho Corporate Bank Ltd.
	6/15/10	0.25	205,000	205,000
Natexis Banques Populaires New York Branch
	5/12/10 to 6/15/10	0.30 to 1.05 (d)	1,516,000	1,516,000
Natixis New York Branch
	4/12/10 to 6/22/10	0.30 to 1.47 (d)	552,000	552,000
Rabobank Nederland
	4/6/10 to 5/18/10	0.23 to 0.60 (d)	1,506,000	1,506,000
Rabobank Nederland New York Branch
	4/6/10 to 9/7/10	0.23 to 0.30 (d)	1,797,000	1,797,008
Royal Bank of Canada
	4/1/10	0.57 (d)	383,000	383,000
Royal Bank of Canada New York Branch
	4/12/10 to 4/29/10	0.23 to 0.25 (d)	219,000	219,000
Royal Bank of Scotland PLC
	4/1/10	0.73	197,000	197,000
Royal Bank of Scotland PLC Connecticut Branch
	4/20/10 to 5/21/10	0.52 to 0.54 (d)	660,000	660,000
Royal Bank Scotland NV Chicago Branch
	5/24/10	0.30	224,000	224,000
Skandinaviska Enskilda Banken New York Branch
	5/4/10	0.30	270,000	270,000
Societe Generale
	5/5/10	0.55 (d)	96,000	96,000
Societe Generale Institutional CD Program
	4/6/10 to 4/7/10	0.26 to 0.27 (d)	947,000	947,000
Sumitomo Mitsui Banking Corp. New York Branch
	4/28/10	0.21	84,000	84,000
Toronto-Dominion Bank
	4/6/10 to 4/29/10	0.23 to 0.65 (d)	580,000	580,000
Toronto-Dominion Bank New York Branch
	4/6/10 to 12/20/10	0.23 to 0.50 (d)	944,000	943,992
UniCredito Italiano SpA New York Branch
	4/27/10	0.30	335,000	335,000
				25,614,012
TOTAL CERTIFICATES OF DEPOSIT				34,203,027
Commercial Paper - 13.6%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Abbott Laboratories
	4/26/10	0.32% (d)	$ 297,000	$ 297,000
American Honda Finance Corp.
	8/10/10	0.35	79,000	78,899
Atlantic Asset Securitization Corp.
	4/7/10	0.21	43,000	42,998
Autobahn Funding
	4/6/10	0.24	21,030	21,029
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	6/8/10 to 6/17/10	0.25 to 0.36	477,000	476,737
Canadian Imperial Holdings, Inc.
	4/15/10	0.23 (d)	96,000	96,000
Commerzbank U.S. Finance, Inc.
	4/6/10 to 8/10/10	0.22 to 0.45	698,000	697,347
Dakota Notes (Citibank Credit Card Issuance Trust)
	4/1/10 to 6/7/10	0.20 to 0.25	424,500	424,384
DnB NOR Bank ASA
	4/1/10 to 4/19/10	0.22 to 0.23 (d)	581,000	581,000
Gotham Funding Corp.
	4/9/10 to 4/19/10	0.20 to 0.21	193,000	192,985
Hannover Funding Co. LLC
	6/23/10 to 6/28/10	0.65	298,000	297,544
Intesa Funding LLC
	5/4/10 to 9/16/10	0.22 to 0.35	630,000	629,229
Irish Republic
	5/21/10 to 6/10/10	0.40	539,000	538,669
Landesbank Hessen-Thuringen
	7/6/10 to 8/9/10	0.63	259,000	258,505
Manhattan Asset Funding Co. LLC
	5/3/10	0.22	50,000	49,990
Natexis Banques Populaires U.S. Finance Co. LLC
	5/18/10 to 6/7/10	0.30	921,000	920,588
Nationwide Building Society
	5/24/10 to 6/15/10	0.25 to 0.28	300,000	299,846
Pfizer, Inc.
	4/20/10 to 4/30/10	0.60 to 0.65	249,000	248,889
Sumitomo Trust & Banking Co. Ltd. New York Branch
	4/5/10	0.20	21,000	21,000
Toyota Motor Credit Corp.
	4/30/10 to 5/17/10	0.25 to 0.30	445,000	444,882
UniCredito Italiano Bank (Ireland) PLC
	4/22/10 to 5/28/10	0.30 to 0.36	1,025,000	1,024,591
Westpac Banking Corp.
	4/13/10 to 5/11/10	0.26 to 0.70 (d)	1,108,000	1,107,850
TOTAL COMMERCIAL PAPER				8,749,962
U.S. Government and Government Agency Obligations - 2.0%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 2.0%
Bank of America NA (FDIC Guaranteed)
	4/29/10 to 6/14/10	0.29 to 0.30% (c)(d)	$ 748,801	$ 748,801
Citibank NA (FDIC Guaranteed)
	6/30/10	0.34 (c)(d)	126,000	126,000
General Electric Capital Corp. (FDIC Guaranteed)
	4/8/10	0.30 (c)(d)	426,570	426,570
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				1,301,371
Federal Agencies - 10.6%

Federal Home Loan Bank - 10.6%
	4/12/10 to 4/12/11	0.14 to 0.76 (d)	6,813,920	6,814,511
U.S. Treasury Obligations - 5.4%

U.S. Treasury Bills - 4.7%
	5/6/10 to 12/16/10	0.20 to 0.60	3,027,000	3,022,122
U.S. Treasury Notes - 0.7%
	5/15/10 to 1/31/11	0.40 to 0.60	436,500	439,733
TOTAL U.S. TREASURY OBLIGATIONS				3,461,855
Bank Notes - 1.1%

Bank of America NA
	4/5/10 to 6/7/10	0.25 to 0.28 (d)	418,000	418,000
Societe Generale
	4/1/10	0.66 (b)(d)	319,000	319,000
TOTAL BANK NOTES				737,000
Medium-Term Notes - 6.6%

AT&T, Inc.
	4/2/10	0.70 (b)(d)	446,000	446,000
Banque Federative du Credit Mutuel
	5/28/10	0.65 (b)(d)	143,000	143,000
Berkshire Hathaway, Inc.
	5/10/10	0.23 (d)	165,000	165,000
BNP Paribas SA
	5/13/10	0.50 (d)	268,000	268,000
BP Capital Markets PLC
	6/11/10	0.39 (d)	171,000	171,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Cellco Partnership
	6/28/10	0.89% (b)(d)	$ 242,000	$ 242,000
Commonwealth Bank of Australia
	4/6/10 to 4/14/10	0.28 (b)(d)	826,000	826,000
Metropolitan Life Global Funding I
	7/6/10	0.95 (b)(d)	100,000	100,000
New York Life Insurance Co.
	5/14/10	1.30 (d)(h)	135,000	135,000
Procter & Gamble International Funding SCA
	5/7/10	0.26 (d)	107,000	107,000
Royal Bank of Canada
	4/15/10	0.65 (b)(d)	316,000	316,000
Verizon Communications, Inc.
	6/15/10	0.76 (d)	195,000	195,000
Westpac Banking Corp.
	4/15/10 to 5/11/10	0.28 to 0.29 (b)(d)	1,130,000	1,130,000
TOTAL MEDIUM-TERM NOTES				4,244,000
Short-Term Notes - 0.1%

Metropolitan Life Insurance Co.
	4/1/10	0.65 (d)(h)	65,000	65,000
Time Deposits - 0.2%

Banco Santander SA
	4/16/10	0.25	137,000	137,000
Asset-Backed Securities - 0.0%

Bank of America Auto Trust
	9/15/10	0.39 (b)	10,031	10,031
Municipal Securities - 1.1%

Arizona Health Facilities Auth. Rev. Series 2008 H, 0.26%, VRDN
4/7/10	0.26 (d)	36,890		36,890
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, 0.29%, VRDN
4/7/10	0.29 (d)	78,000		78,000
California Hsg. Fin. Agcy. Rev. Series 2005 D, 0.26%, VRDN
4/7/10	0.26 (d)(e)	30,200		30,200
District of Columbia Rev. Series 2008, 0.30%, VRDN
4/7/10	0.30 (d)	37,065		37,065
Fredericksburg Eco Dev. Auth. 0.33%, VRDN
4/7/10	0.33 (d)	70,780		70,780

Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2009 A, 0.28%, VRDN
4/7/10	0.28% (d)	$ 13,000		$ 13,000
Illinois Fin. Auth. Rev. 0.26%, VRDN
4/7/10	0.26 (d)	40,600		40,600
Indiana Fin. Auth. Health Sys. Rev. Series 2008 B, 0.29%, VRDN
4/7/10	0.29 (d)	10,900		10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, 0.28%
4/7/10	0.28 (d)(f)	15,345		15,345
Louisiana Pub. Facilities Auth. Rev. Series 2008 B, 0.29%, VRDN
4/7/10	0.29 (d)	14,900		14,900
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2005, 0.31%, VRDN
4/7/10	0.31 (d)	13,930		13,930
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2000 B2, 0.26%, VRDN
4/7/10	0.26 (d)	22,500		22,500
Middletown Hosp. Facilities Rev. Series 2008 A, 0.25%, VRDN
4/7/10	0.25 (d)	13,915		13,915
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Series 2005 A1, 0.29%, VRDN
4/7/10	0.29 (d)	9,100		9,100
Moffat County Poll. Cont. Rev. 0.30%, VRDN
4/7/10	0.30 (d)	11,175		11,175
Monroe County Dev. Auth. Poll. Cont. Rev. 0.26%, VRDN
4/7/10	0.26 (d)	12,000		12,000
Montgomery County Indl. Dev. Auth. Rev. Series 2008 A, 0.27%, VRDN
4/7/10	0.27 (d)	13,500		13,500
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.27%, VRDN
4/7/10	0.27 (d)	13,600		13,600
New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.30%, VRDN
4/7/10	0.30 (d)(e)	62,700		62,700
New York Hsg. Fin. Agcy. Rev. Series 2002 A, 0.26%, VRDN
4/7/10	0.26 (d)(e)	22,400		22,400
New York Metropolitan Trans. Auth. Rev. 0.25% 5/20/10, CP
5/20/10	0.25	25,000		25,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, 0.29%, VRDN
4/7/10	0.29 (d)	18,040		18,040
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.30%, VRDN
4/7/10	0.30 (d)	11,400		11,400
Philadelphia School District Series 2008 A2, 0.30%, VRDN
4/7/10	0.30 (d)	18,475		18,475
Port of Portland Arpt. Rev. Series Eighteen A, 0.27%, VRDN
4/7/10	0.27 (d)(e)	10,300		10,300
Saint Joseph County Hosp. Auth. Health Sys. Rev. 0.28%, VRDN
4/7/10	0.28 (d)	19,280		19,280
South Fork Muni. Auth. Hosp. Rev. Series 2005 C, 0.27%, VRDN
4/7/10	0.27 (d)	15,480		15,480
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2008 1, 0.28%, VRDN
4/7/10	0.28% (d)	$ 10,900		$ 10,900
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2008 2, 0.26%, VRDN
4/7/10	0.26 (d)	11,000		11,000
Virginia Small Bus. Fing. Series 2008 A, 0.27%, VRDN
4/7/10	0.27 (d)	16,250		16,250
TOTAL MUNICIPAL SECURITIES			698,625
Repurchase Agreements - 7.8%
	Maturity Amount (000s)
In a joint trading account at:
0.02% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	$ 38,146	38,146
0.04% dated 3/31/10 due 4/1/10 (Collateralized by U.S. Government Obligations) #	326	326
With:
Barclays Capital, Inc. at:
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $22,058,428, 6.45% - 7.72%, 9/15/36 - 6/4/38)	21,017	21,000
0.4%, dated:
1/25/10 due 4/19/10 (Collateralized by Mortgage Loan Obligations valued at $64,096,970, 0.68% - 5.81%, 11/25/35 - 10/25/45)	61,057	61,000
3/18/10 due 4/16/10 (Collateralized by Equity Securities valued at $166,345,894)	154,050	154,000
0.45%, dated:
2/10/10 due 4/9/10 (Collateralized by Mortgage Loan Obligations valued at $43,225,256, 0.4% - 5.44%, 10/25/46 - 6/12/47)	41,030	41,000
3/19/10 due 4/16/10 (Collateralized by Mortgage Loan Obligations valued at $44,287,196, 0.4%, 10/25/46)	41,014	41,000
3/22/10 due 4/28/10 (Collateralized by Mortgage Loan Obligations valued at $108,414,699, 0.44% - 6.02%, 3/25/35 - 12/10/49)	102,047	102,000

	Maturity Amount (000s)	Value (000s)
3/26/10 due 5/3/10 (Collateralized by Mortgage Loan Obligations valued at $108,224,933, 2.53% - 5.59%, 8/15/34 - 10/15/48)	$ 102,048	$ 102,000
0.5%, dated 1/25/10 due:
4/9/10 (Collateralized by Mortgage Loan Obligations valued at $55,130,490, 0.4%, 11/25/46)	51,052	51,000
4/26/10 (Collateralized by Mortgage Loan Obligations valued at $55,130,490, 0.4% - 0.4%, 12/19/36 - 11/25/46)	51,064	51,000
0.55%, dated 1/4/10 due 4/1/10 (Collateralized by Mortgage Loan Obligations valued at $63,802,187, 0.4% - 5.72%, 8/25/36 - 2/15/51)	60,080	60,000
0.57%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $22,681,705, 5% - 6%, 10/15/16 - 9/15/29)	21,000	21,000
BNP Paribas Securities Corp. at:
0.22%, dated 3/4/10 due 7/8/10 (Collateralized by U.S. Government Obligations valued at $294,115,318, 0.58% - 6.5%, 9/25/16 - 2/15/40)	285,720	285,500
0.25%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $133,350,926, 5.38% - 7.75%, 1/18/11 - 1/15/40)	127,001	127,000
Citigroup Global Markets, Inc. at:
0.53%, dated 3/30/10 due 4/6/10 (Collateralized by Equity Securities valued at $56,168,267)	52,005	52,000
0.62%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $484,837,192, 0.75% - 6.25%, 6/1/12 - 3/15/37)	452,008	452,000
Deutsche Bank Securities, Inc. at:
0.35%, dated:
1/14/10 due 4/16/10 (Collateralized by Corporate Obligations valued at $222,100,960, 0% - 12%, 5/10/10 - 11/15/49)	206,184	206,000
1/22/10 due:
4/28/10 (Collateralized by Corporate Obligations valued at $110,060,695, 3.51% - 11.75%, 3/2/11 - 7/16/31)	102,095	102,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.35%, dated:
4/30/10 (Collateralized by Corporate Obligations valued at $110,029,564, 0.43% - 11.25%, 11/1/10 - 3/31/56)	$ 102,097	$ 102,000
0.4%, dated:
1/8/10 due 4/8/10 (Collateralized by Mortgage Loan Obligations valued at $110,478,948, 0% - 10%, 1/20/19 - 12/25/46)	102,102	102,000
1/11/10 due 4/13/10 (Collateralized by Mortgage Loan Obligations valued at $110,324,121, 0.49% - 7.88%, 12/22/14 - 9/25/37)	102,104	102,000
1/20/10 due 4/20/10 (Collateralized by Corporate Obligations valued at $54,918,690, 0% - 9%, 5/15/10 - 12/20/54)	51,051	51,000
2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $111,311,688, 5% - 10.38%, 8/10/10 - 8/15/31)	103,104	103,000
5/7/10 (Collateralized by Corporate Obligations valued at $56,084,753, 0.46% - 11%, 9/15/10 - 3/15/32)	52,054	52,000
5/10/10 (Collateralized by Corporate Obligations valued at $56,110,366, 5.9% - 11%, 9/15/11 - 3/15/87)	52,056	52,000
0.45%, dated 3/24/10 due:
6/22/10 (Collateralized by Corporate Obligations valued at $55,085,508, 0% - 12.25%, 4/30/14 - 2/10/51)	51,057	51,000
6/25/10 (Collateralized by Corporate Obligations valued at $110,908,841, 0.3% - 7.88%, 5/15/12 - 7/1/37)	102,119	102,000
6/30/10 (Collateralized by Mortgage Loan Obligations valued at $55,139,853, 0% - 9.63%, 8/1/13 - 12/10/49)	51,062	51,000

	Maturity Amount (000s)	Value (000s)
ING Financial Markets LLC at:
0.23%, dated 3/15/10 due 7/9/10 (Collateralized by U.S. Government Obligations valued at $244,136,514, 0% - 2.23%, 9/15/14 - 8/15/36)	$ 237,176	$ 237,000
0.3%, dated 2/22/10 due 5/24/10 (Collateralized by Corporate Obligations valued at $103,983,183, 3.88% - 9.38%, 3/15/14 - 2/15/38)	99,075	99,000
0.33%, dated 1/7/10 due 4/9/10 (Collateralized by Corporate Obligations valued at $29,426,812, 4.63% - 6.5%, 8/26/11 - 1/15/50)	28,024	28,000
J.P. Morgan Securities, Inc. at 0.57%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $201,964,027, 0.25% - 4.13%, 10/15/11 - 8/16/23)	187,003	187,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.42%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $221,509,547) (d)(g)	205,210	205,000
0.67%, dated 3/31/10 due 4/1/10 (Collateralized by Corporate Obligations valued at $537,801,611, 0% - 13%, 6/15/10 - 1/15/67)	502,009	502,000
Morgan Stanley & Co. at:
0.45%, dated 3/5/10 due 4/5/10 (Collateralized by Corporate Obligations valued at $165,473,410, 0.51% - 6.88%, 3/24/11 - 3/15/20)	154,060	154,000
0.75%, dated 1/14/10 due 4/14/10 (Collateralized by Mortgage Loan Obligations valued at $444,942,353, 0% - 10.32%, 7/23/10 - 11/20/52)	410,769	410,000
RBS Securities, Inc. at 0.57%, dated 3/22/10 due 4/21/10 (Collateralized by Corporate Obligations valued at $265,599,338, 0% - 11.24%, 5/25/13 - 5/23/51) (d)(g)	246,171	246,000
UBS Securities LLC at 0.30%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $111,485,074, 0.03%, 10/15/19)	102,077	102,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at 0.30%, dated:
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $81,952,173, 0.12% - 0.54%, 10/15/19)	$ 77,057	$ 77,000
Wells Fargo Securities, LLC at 0.32%, dated 1/27/10 due 4/27/10 (Collateralized by Corporate Obligations valued at $29,416,726, 5.25%, 8/1/33)	28,022	28,000
TOTAL REPURCHASE AGREEMENTS		5,010,972
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $65,594,520)	65,594,520
NET OTHER ASSETS - (1.8)%	(1,162,927)
NET ASSETS - 100%	$ 64,431,593
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,532,031,000 or 5.5% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $1,301,371,000 or 2.0% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $200,000,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.65%, 4/1/10	3/26/02	$ 65,000
New York Life Insurance Co. 1.30%, 5/14/10	5/8/09	$ 135,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$38,146,000 due 4/01/10 at 0.02%
Banc of America Securities LLC	$ 21,282
Barclays Capital, Inc.	8,186
RBC Capital Markets Corp.	1,091
UBS Securities LLC	7,587
$ 38,146
$326,000 due 4/01/10 at 0.04%
Banc of America Securities LLC	$ 27
Bank of America, NA	123
Barclays Capital, Inc.	14
Credit Suisse Securities (USA) LLC	14
Deutsche Bank Securities, Inc.	37
ING Financial Markets LLC	4
J.P. Morgan Securities, Inc.	48
Morgan Stanley & Co., Inc.	7
RBC Capital Markets Corp.	14
RBS Securities, Inc.	9
Societe Generale, New York Branch	17
UBS Securities LLC	12
$ 326
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $5,010,972) - See accompanying schedule: Unaffiliated issuers (cost $65,594,520)		$ 65,594,520
Cash		676
Receivable for fund shares sold		155,316
Interest receivable		41,588
Prepaid expenses		113
Receivable from investment adviser for expense reductions		1,359
Other receivables		490
Total assets		65,794,062

Liabilities
Payable for investments purchased	$ 1,148,512
Payable for fund shares redeemed	198,024
Distributions payable	3,284
Accrued management fee	7,867
Distribution fees payable	781
Other affiliated payables	2,906
Other payables and accrued expenses	1,095
Total liabilities		1,362,469

Net Assets		$ 64,431,593
Net Assets consist of:
Paid in capital		$ 64,431,510
Accumulated undistributed net realized gain (loss) on investments		83
Net Assets		$ 64,431,593

Class I: Net Asset Value, offering price and redemption price per share ($34,385,675 ÷ 34,376,537 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($835,493 ÷ 835,364 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,766,073 ÷ 3,767,275 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($621,539 ÷ 621,407 shares)		$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($149,037 ÷ 149,038 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($24,673,776 ÷ 24,666,802 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Interest		$ 418,208

Expenses
Management fee	$ 90,626
Transfer agent fees	32,118
Distribution fees	12,986
Accounting fees and expenses	2,189
Custodian fees and expenses	793
Independent trustees' compensation	216
Registration fees	665
Audit	193
Legal	206
Interest	2
Money Market Guarantee Program fee	8,664
Miscellaneous	626
Total expenses before reductions	149,284
Expense reductions	(20,619)	128,665
Net investment income		289,543
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,902
Net increase in net assets resulting from operations		$ 291,445

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 289,543	$ 1,136,954
Net realized gain (loss)	1,902	12,535
Net increase in net assets resulting from operations	291,445	1,149,489
Distributions to shareholders from net investment income	(289,559)	(1,136,896)
Share transactions - net increase (decrease)	7,807,346	8,877,884
Total increase (decrease) in net assets	7,809,232	8,890,477

Net Assets
Beginning of period	56,622,361	47,731,884
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $132, respectively)	$ 64,431,593	$ 56,622,361

Financial Highlights - Class I

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.023	.049	.051	.036
Distributions from net investment income	(.005)	(.023)	(.049)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.47%	2.37%	5.01%	5.24%	3.69%
Ratios to Average Net Assets B
Expenses before reductions	.22%	.23%	.22%	.23%	.23%
Expenses net of fee waivers, if any	.19%	.20%	.18%	.18%	.18%
Expenses net of all reductions	.19%	.20%	.18%	.18%	.18%
Net investment income	.45%	2.31%	4.91%	5.14%	3.71%
Supplemental Data
Net assets, end of period (in millions)	$ 34,386	$ 35,613	$ 28,573	$ 28,969	$ 18,848

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.003	.022	.047	.050	.035
Distributions from net investment income	(.003)	(.022)	(.047)	(.050)	(.035)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.31%	2.21%	4.85%	5.08%	3.53%
Ratios to Average Net Assets B
Expenses before reductions	.37%	.38%	.37%	.38%	.38%
Expenses net of fee waivers, if any	.34%	.35%	.33%	.33%	.33%
Expenses net of all reductions	.34%	.35%	.33%	.33%	.33%
Net investment income	.30%	2.16%	4.70%	4.99%	3.56%
Supplemental Data
Net assets, end of period (in millions)	$ 835	$ 680	$ 699	$ 637	$ 319

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.002	.021	.046	.049	.034
Distributions from net investment income	(.002)	(.021)	(.046)	(.049)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.22%	2.11%	4.74%	4.98%	3.43%
Ratios to Average Net Assets B
Expenses before reductions	.47%	.48%	.47%	.48%	.48%
Expenses net of fee waivers, if any	.44%	.45%	.43%	.43%	.43%
Expenses net of all reductions	.44%	.45%	.43%	.43%	.43%
Net investment income	.21%	2.06%	4.49%	4.89%	3.46%
Supplemental Data
Net assets, end of period (in millions)	$ 3,766	$ 4,184	$ 5,256	$ 1,701	$ 1,074

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.004	.023	.048	.051	.036
Distributions from net investment income	(.004)	(.023)	(.048)	(.051)	(.036)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.42%	2.31%	4.96%	5.19%	3.64%
Ratios to Average Net Assets B
Expenses before reductions	.27%	.28%	.27%	.28%	.29%
Expenses net of fee waivers, if any	.24%	.25%	.23%	.23%	.23%
Expenses net of all reductions	.24%	.25%	.23%	.23%	.23%
Net investment income	.40%	2.25%	4.60%	5.08%	3.66%
Supplemental Data
Net assets, end of period (in millions)	$ 622	$ 619	$ 1,626	$ 470	$ 141

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class F

Year ended March 31,	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income	.003
Distributions from net investment income	(.003)
Net asset value, end of period	$ 1.00
Total Return B, C	.29%
Ratios to Average Net Assets E
Expenses before reductions	.16% A
Expenses net of fee waivers, if any	.15% A
Expenses net of all reductions	.15% A
Net investment income	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended March 31,	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.024	.013
Distributions from net investment income	(.005)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.51%	2.41%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.15%	.16%	.14% A
Expenses net of all reductions	.15%	.16%	.14% A
Net investment income	.49%	2.35%	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 24,674	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 3/31/10	% of fund's investments 9/30/09	% of fund's investments 3/31/09
0 - 30	82.8	84.0	81.5
31 - 90	10.4	5.7	7.2
91 - 180	6.0	2.0	9.1
181 - 397	0.8	8.3	2.2
Weighted Average Maturity
	3/31/10	9/30/09	3/31/09
Tax-Exempt Portfolio	21 Days	34 Days	27 Days
All Tax-Free Money Market Funds Average*	27 Days	33 Days	24 Days
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Variable Rate Demand Notes (VRDNs) 70.3%	Variable Rate Demand Notes (VRDNs) 73.9%
Commercial Paper (including CP Mode) 11.9%	Commercial Paper (including CP Mode) 11.1%
Tender Notes and Bonds 1.8%	Tender Notes and Bonds 1.3%
Municipal Notes 6.5%	Municipal Notes 8.3%
Municipal Bonds 1.3%	Municipal Bonds 2.5%
Tax-Free Cash Central 7.7%	Tax-Free Cash Central 2.5%
Net Other Assets 0.5%	Net Other Assets 0.4%

* Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Portfolio

Investments March 31, 2010

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (000s)
Alabama - 0.8%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 07 108, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 15,975	$ 15,975
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.3%, LOC Westpac Banking Corp., VRDN (a)	13,000	13,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,230	10,230
		39,205
Alaska - 0.1%
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 C, 0.45% (ConocoPhillips Guaranteed), VRDN (a)	4,500	4,500
Arizona - 0.5%
Phoenix Civic Impt. Corp. Series 2009, 0.3% 6/7/10, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pima County Gen. Oblig. Bonds Series 2009 A, 2% 7/1/10	3,815	3,829
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3307, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,600	6,600
		27,629
Arkansas - 0.7%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	22,875	22,875
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	11,210	11,210
		34,085
California - 3.2%
California Edl. Facilities Auth. Rev. Participating VRDN Series MS 3067, 0.29% (Liquidity Facility Morgan Stanley) (a)(d)	11,000	11,000

	Principal Amount (000s)	Value (000s)
California Infrastructure & Econ. Dev. Bank Rev. (India Cmnty. Ctr., Inc. Proj.) Series 2007 A, 0.28%, LOC Bank of America NA, VRDN (a)	$ 500	$ 500
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	88,700	89,069
Los Angeles Gen. Oblig. TRAN Series 2009, 2.5% 4/28/10	38,300	38,358
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,100	17,185
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 11251, 0.29% (Liquidity Facility Citibank NA) (a)(d)	3,045	3,045
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.29%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,250	1,250
San Pablo Redev. Agcy. 0.32%, LOC Union Bank of California, VRDN (a)	1,000	1,000
		161,407
Colorado - 2.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	875	875
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series BA 08 1090, 0.3% (Liquidity Facility Bank of America NA) (a)(d)	10,700	10,700
(Catholic Health Initiatives Proj.):
Series 2004 B:
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,050	1,050
0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,400	16,400
Series 2004 B1, 0.33% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	3,780	3,780
Colorado Reg'l. Trans. District Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0039, 0.3% (Liquidity Facility Citibank NA) (a)(d)	16,000	16,000
Series EGL 07 0040, 0.3% (Liquidity Facility Citibank NA) (a)(d)	11,700	11,700
0.3% 6/3/10, LOC Wells Fargo Bank NA, CP	6,665	6,665
Denver City & County Arpt. Rev. Series 2009 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	15,755	15,755
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 14,800	$ 14,800
Series 2008 A2, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,800	9,800
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.3%, LOC BNP Paribas SA, VRDN (a)	2,000	2,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	17,000	17,000
		134,525
Connecticut - 0.6%
Connecticut Gen. Oblig. BAN Series 2009 A, 2% 4/28/10	17,400	17,420
Connecticut Health & Edl. Facilities Auth. Rev. (Greater Hartford YMCA Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,600	1,600
Connecticut Hsg. Fin. Auth.:
Series 2008 E, 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	3,500	3,500
Series 2009 A1, 0.3% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,415	1,415
Series 2009 A2, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,000	6,000
		29,935
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (St. Edmond's Academy Proj.) Series 2005, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,625	8,625
Delaware Health Facilities Auth. Rev. (Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	16,400	16,400
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
		30,025
District Of Columbia - 1.4%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,700	7,700
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.34%, LOC Bank of America NA, VRDN (a)	2,230	2,230

	Principal Amount (000s)	Value (000s)
(American Univ. Proj.) Series 2008, 0.31%, LOC Bank of America NA, VRDN (a)	$ 3,125	$ 3,125
(Defenders of Wildlife Proj.) 0.4%, LOC Bank of America NA, VRDN (a)	6,265	6,265
(Friends Legal Svcs. Corp. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	10,865	10,865
(Howard Univ. Proj.) Series 2006 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,200	1,200
(The AARP Foundation Proj.) Series 2004, 0.32%, LOC Bank of America NA, VRDN (a)	9,900	9,900
(The Phillips Collection Issue Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	2,680	2,680
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.32%, LOC Bank of America NA, VRDN (a)	24,015	24,015
		71,980
Florida - 9.6%
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev.:
(Oak Hammock At The Univ. of Florida, Inc. Proj.) Series 2007, 0.39%, LOC Bank of Scotland PLC, VRDN (a)	18,715	18,715
(Oak Hammock Univ. Proj.) Series A, 0.39%, LOC Bank of Scotland PLC, VRDN (a)	6,700	6,700
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	10,445	10,445
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,490	20,490
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	14,350	14,350
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	15,575	15,575
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 B, 2% 6/1/10	4,380	4,391
Participating VRDN:
Series EGL 07 48, 0.3% (Liquidity Facility Citibank NA) (a)(d)	21,445	21,445
Series ROC II R 817, 0.3% (Liquidity Facility Citibank NA) (a)(d)	9,805	9,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2003 A, 5.25% 7/1/10	$ 8,540	$ 8,638
Participating VRDN:
Series Putters 2539, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,555	3,555
Series Solar 07 30, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	7,070	7,070
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.27% 6/4/10, LOC Wells Fargo Bank NA, CP	18,270	18,270
0.32% 6/9/10, LOC Wells Fargo Bank NA, CP	12,095	12,095
Gainesville Utils. Sys. Rev. 0.4% 4/15/10, CP	31,000	31,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series F, 0.25% tender 5/20/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	29,400	29,400
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.):
Series 2001, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	14,300	14,300
Series 2003 C, 0.3%, LOC Bank of America NA, VRDN (a)	3,980	3,980
Series 2004, 0.31%, LOC Bank of America NA, VRDN (a)	1,200	1,200
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 21, 4% 10/1/10	1,500	1,526
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.28%, LOC Bank of America NA, VRDN (a)	11,260	11,260
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	3,625	3,625
Orange County Health Facilities Auth. Rev. (Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	6,675	6,675
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.):
Series 2002 A, 0.34%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2005, 0.32%, LOC Bank of America NA, VRDN (a)	195	195
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.34%, LOC Bank of America NA, VRDN (a)	1,250	1,250

	Principal Amount (000s)	Value (000s)
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (a)	$ 4,865	$ 4,865
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	4,245	4,245
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.32%, LOC Bank of America NA, VRDN (a)	18,605	18,605
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,775	1,775
Pasco County Indl. Dev. Rev. (Academy Lakes Day School Proj.) Series 2001, 0.45%, LOC Bank of America NA, VRDN (a)	2,070	2,070
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.34%, LOC Bank of America NA, VRDN (a)	20,450	20,450
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	39,710	39,710
Series 2009 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	36,945	36,945
Sunshine State Govt. Fing. Commission Rev. Series L, 0.35% 4/6/10, LOC Dexia Cr. Local de France, CP	10,300	10,300
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series ROC II R 11306, 0.3% (Liquidity Facility Citibank NA) (a)(d)	13,560	13,560
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,495	3,495
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.28%, LOC Fannie Mae, VRDN (a)	1,600	1,600
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	20,960	20,960
		487,045
Georgia - 2.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.31%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	$ 10,860	$ 10,860
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.3% tender 5/3/10, CP mode	23,000	23,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.32%, LOC Freddie Mac, VRDN (a)	1,500	1,500
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,005	6,005
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series ROC II R 11794, 0.3% (Liquidity Facility Citibank NA) (a)(d)	2,250	2,250
Muni. Elec. Auth. of Georgia:
BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,900	9,904
Series 2009 A, 1.5% 5/25/10	14,070	14,089
Series 1985 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,200	18,200
Whitfield County Residential Care Facilities Auth. Rev. (Royal Oaks Sr. Living Cmnty. Proj.) 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	7,075	7,075
Whitfield County School District Bonds Series 2009, 3% 4/1/10	9,765	9,765
		112,648
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	20,480	20,480
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.3%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		25,680
Illinois - 4.0%
Chicago Board of Ed. Series 2009 A2, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	5,900	5,900
Chicago Gen. Oblig.:
Participating VRDN Series Solar 06 38, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	7,965	7,965
(Neighborhoods Alive 21 Prog.) Series 2002 B5, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	2,000	2,000

	Principal Amount (000s)	Value (000s)
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series BBT 2007, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	$ 3,800	$ 3,800
Chicago Wtr. Rev.:
Series 2004 A1, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,765	19,765
DuPage County Rev. (Morton Arboretum Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.3% (Liquidity Facility Citibank NA) (a)(d)	5,195	5,195
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,305	8,305
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BBT 08 33, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,120	5,120
Series DB 601, 0.32% (Liquidity Facility Deutsche Bank AG) (a)(d)	10,270	10,270
Series EGL 06 115, 0.3% (Liquidity Facility Citibank NA) (a)(d)	8,170	8,170
Series Putters 3174, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,130	1,130
Series Putters 3302, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,400	3,400
(Chicago Symphony Orchestra Proj.) Series 2008, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,900	3,900
(Concordia Univ. Proj.) Series 2009, 0.31%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	15,000	15,000
(Edward Hosp. Obligated Group Proj.):
Series 2008 B2, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	6,035	6,035
Series 2008 C, 0.35%, LOC JPMorgan Chase Bank, VRDN (a)	12,155	12,155
(North Central College Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	8,500	8,500
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.29%, LOC Northern Trust Co., Chicago, VRDN (a)	9,000	9,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2008 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	16,055	16,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.32%, LOC Freddie Mac, VRDN (a)	$ 3,250	$ 3,250
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	2,000	2,000
		202,330
Indiana - 3.0%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.3%, LOC Bank of America NA, VRDN (a)	2,200	2,200
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Svcs., Inc. Proj.) Series 2005, 0.29%, LOC JPMorgan Chase & Co., VRDN (a)	2,600	2,600
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2002, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,800	2,800
Indiana Fin. Auth. Health Sys. Rev.:
Participating VRDN Series 3654 Z, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,440	3,440
(Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.32%, LOC Bank of America NA, VRDN (a)	22,000	22,000
Series 2008 F, 0.3%, LOC Bank of New York, New York, VRDN (a)	7,640	7,640
Series 2008 G, 0.3%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Indiana Fin. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	14,150	14,150
Indiana Fin. Auth. Rev.:
Bonds (Ascension Health Proj.) Series 2008 E5, 0.33%, tender 6/15/10 (a)	8,090	8,090
(DePauw Univ. Proj.) Series 2008 A, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	8,095	8,095
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	7,000	7,000
Series 1997 B, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	15,000	15,000

	Principal Amount (000s)	Value (000s)
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.34%, LOC Royal Bank of Scotland PLC, VRDN (a)	$ 8,700	$ 8,700
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2001, 0.28%, LOC Bank of America NA, VRDN (a)	1,405	1,405
Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	5,350	5,350
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	8,300	8,300
Purdue Univ. Rev. Participating VRDN Series DCL 08 60, 0.44% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	25,825	25,825
		151,595
Iowa - 0.8%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
Series 2009 B, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	1,100	1,100
Series 2009 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,100	6,100
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.3%, VRDN (a)	23,400	23,400
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.32%, LOC Bank of America NA, VRDN (a)	7,675	7,675
		39,475
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300	6,300
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 0.32% (Liquidity Facility Societe Generale) (a)(d)	3,000	3,000
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	6,900	6,908
		16,208
Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B1, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.): - continued
Series 2009 B4, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	$ 9,000	$ 9,000
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	7,000	7,000
		17,100
Louisiana - 0.4%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.32%, LOC Bank of America NA, VRDN (a)	5,600	5,600
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 659, 0.3% (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,900	2,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.34%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		20,250
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 B, 0.3%, LOC KBC Bank NV, VRDN (a)	1,700	1,700
Maryland - 0.6%
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	5,380	5,380
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	1,700	1,700
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.32%, LOC Fannie Mae, VRDN (a)	5,700	5,700
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.32%, LOC Bank of America NA, VRDN (a)	1,000	1,000
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	1,600	1,600

	Principal Amount (000s)	Value (000s)
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.28%, LOC Bank of America NA, VRDN (a)	$ 1,000	$ 1,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.3% (Liquidity Facility Citibank NA) (a)(d)	7,785	7,785
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.32%, LOC Bank of America NA, VRDN (a)	6,100	6,100
		30,265
Massachusetts - 3.5%
Massachusetts Bay Trans. Auth. Gen.Trans. Sys. 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	2,140	2,140
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	8,000	8,000
Series Clipper 07 41, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	131,350	131,351
Series DCL 08 42, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,960	11,960
Massachusetts Health & Edl. Facilities Auth. Rev. (Northeastern Univ. Proj.) Series 2008 U, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	10,700	10,700
		175,451
Michigan - 1.2%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.35%, LOC Comerica Bank, Detroit, VRDN (a)	3,000	3,000
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.6%, LOC JPMorgan Chase Bank, VRDN (a)	900	900
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.32%, tender 10/27/10 (a)	11,200	11,200
0.32%, tender 10/27/10 (a)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C:
0.23% tender 4/7/10, CP mode	7,260	7,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Hosp. Fin. Auth. Rev. Bonds: - continued
(Trinity Health Sys. Proj.) Series 2008 C:
0.27% tender 6/10/10, CP mode	$ 5,440	$ 5,440
0.3% tender 7/7/10, CP mode	17,000	17,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.28%, LOC Bank of America NA, VRDN (a)	6,840	6,840
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.34% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,620	6,620
		63,400
Minnesota - 1.2%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	1,700	1,700
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.3%, LOC Fannie Mae, VRDN (a)	21,550	21,550
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.3%, LOC Deutsche Bank AG, VRDN (a)	3,000	3,000
Univ. of Minnesota Series 2001 C, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	34,345	34,345
Univ. of Minnesota Spl. Purp. Rev. Bonds (State Supported Stadium Proj.) Series 2006, 5% 8/1/10	2,995	3,040
		63,635
Mississippi - 1.6%
Mississippi Dev. Bank Spl. Oblig.:
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (a)	22,000	22,000
(Harrison County Proj.) Series 2008 A2, 0.32%, LOC Bank of America NA, VRDN (a)	14,000	14,000
(Walnut Grove Youth Correctional Facilities Proj.) Series 2008 A, 0.34%, LOC Bank of America NA, VRDN (a)	19,700	19,700
Mississippi Gen. Oblig. Series 2007, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	23,375	23,375
		79,075
Missouri - 2.3%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev.:
(MetroLink Cross County Extension Proj.) Series 2005 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,400	8,400

	Principal Amount (000s)	Value (000s)
Series 2005 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	$ 20,000	$ 20,000
Golden Valley Memorial Hosp. District Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN:
Series EGL 07 0001, 0.3% (Liquidity Facility Citibank NA) (a)(d)	8,000	8,000
Series PT 4624, 0.29% (Liquidity Facility Deutsche Postbank AG) (a)(d)	11,085	11,085
(Christian Brothers College Proj.) Series 2002 A, 0.3%, LOC TD Banknorth, NA, VRDN (a)	39,750	39,750
Missouri Highways & Trans. Commission State Road Rev.:
Participating VRDN Series PT 4625, 0.29% (Liquidity Facility Deutsche Postbank AG) (a)(d)	10,305	10,305
Series 2005 B, 0.27%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,475	3,475
St. Louis Indl. Dev. Auth. (The St. Louis Art Museum Proj.) Series 2009 B, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,000	5,000
		115,510
Nebraska - 1.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	15,600	15,600
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	32,390	32,390
Omaha Pub. Pwr. District Elec. Rev. 0.3% 4/8/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,300	22,300
		70,290
Nevada - 1.4%
Clark County Fuel Tax Series 2008 A, 0.27% 5/6/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	6,400	6,400
Clark County School District Participating VRDN:
Series Clipper 07 35, 0.34% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	24,630	24,630
Series PZ 174, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	27,210	27,210
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	$ 9,800	$ 9,800
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.26%, LOC Union Bank of California, VRDN (a)	1,900	1,900
		69,940
New Jersey - 0.9%
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	45,700	45,906
New Mexico - 0.4%
Farmington Poll. Cont. Rev. (Arizona Pub. Svc. Co. Four Corners Proj.) Series 1994 B, 0.3%, LOC Barclays Bank PLC, VRDN (a)	4,660	4,660
Hurly Poll. Cont. Rev. (Kennecott Sante Fe Corp. Proj.) Series 1985, 0.3% (BP PLC Guaranteed), VRDN (a)	2,700	2,700
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (a)	11,800	11,800
		19,160
New York - 4.1%
New York City Gen. Oblig.:
Participating VRDN Series Putters 2951, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,400	1,400
Series 1993 E5, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Series A10, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	9,800	9,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series EGL 07 116, 0.3% (Liquidity Facility Citibank NA) (a)(d)	19,800	19,800
Series 2008 BB3, 0.32% (Liquidity Facility Fortis Banque SA), VRDN (a)	1,100	1,100
Series 7, 0.3% 5/3/10, CP	7,800	7,800
Series 8, 0.3% 5/5/10, CP	9,100	9,100
New York City Transitional Fin. Auth. Rev. Series 2003 C1, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,800	2,800
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3323, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,245	3,245
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.3% (Liquidity Facility Citibank NA) (a)(d)	15,560	15,560

	Principal Amount (000s)	Value (000s)
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 4,425	$ 4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.28% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185	3,185
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.):
Series 2009 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,000	28,000
Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,200	4,200
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,900	4,900
New York Local Govt. Assistance Corp. Series 2008 BV2, 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	15,925	15,925
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.3% 5/6/10, LOC ABN-AMRO Bank NV, CP	15,000	15,000
Series C, 0.35% 5/4/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Pwr. Auth.:
Series 1, 0.25% 5/3/10, CP	14,950	14,950
Series 2, 0.25% 6/14/10, CP	21,500	21,500
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,125	7,125
Triborough Bridge & Tunnel Auth. Revs. Series 2003 B, 0.29% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	7,790	7,790
		206,205
North Carolina - 2.1%
Charlotte Wtr. & Swr. Sys. Rev. Series 2006 B, 0.28% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	22,000	22,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	7,270	7,270
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 07 0015, 0.3% (Liquidity Facility Citibank NA) (a)(d)	10,890	10,890
Series EGL 7053004 Class A, 0.3% (Liquidity Facility Citibank NA) (a)(d)	13,105	13,105
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,610	3,610
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.28%, LOC Bank of America NA, VRDN (a)	$ 14,630	$ 14,630
(Wake Forest Univ. Proj.) Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (a)	3,600	3,600
North Carolina Med. Care Commission Hosp. Rev. (Iredell Memorial Hosp. Proj.) Series 2007, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	12,915	12,915
Orange Wtr. & Swr. Auth. Series 2004 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	5,190	5,190
Piedmont Triad Arpt. Auth. Series 2008 A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	7,650	7,650
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.3% (Liquidity Facility Citibank NA) (a)(d)	4,950	4,950
		105,810
Ohio - 2.4%
Cleveland-Cuyahoga County Port Auth. Edl. Facility Rev. (Laurel School Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (a)	2,650	2,650
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	11,985	11,985
Columbus Swr. Rev. Participating VRDN Series BBT 08 5, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,255	5,255
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	22,835	22,835
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.45%, LOC JPMorgan Chase Bank, VRDN (a)	7,400	7,400
Lorain County Hosp. Rev. (EMH Reg'l. Med. Ctr. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	3,000	3,000
Ohio Gen. Oblig. (Infrastructure Impt. Proj.):
Series 2003 B, 0.3%, VRDN (a)	2,000	2,000
Series 2003 D, 0.3%, VRDN (a)	5,455	5,455
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.):
Series 2008 B5, 0.28% tender 5/26/10, CP mode	13,450	13,450

	Principal Amount (000s)	Value (000s)
Series 2008 B6:
0.26% tender 5/6/10, CP mode	$ 9,200	$ 9,200
0.37% tender 6/7/10, CP mode	15,000	15,000
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.28%, VRDN (a)	3,625	3,625
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3591, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,495	1,495
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	4,100	4,100
(FirstEnergy Corp. Proj.) Series 2006 A, 0.3%, LOC Barclays Bank PLC, VRDN (a)	4,400	4,400
Toledo Lucas County Port Auth. Rev. Series 2004 C, 0.31%, LOC Banco Santander SA, VRDN (a)	9,240	9,240
		121,090
Oklahoma - 0.7%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.32%, LOC Bank of America NA, VRDN (a)	28,655	28,655
Univ. Hospitals Trust Rev. Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (a)	6,100	6,100
		34,755
Oregon - 2.6%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D:
0.27% tender 5/4/10, CP mode	12,500	12,500
0.35% tender 8/6/10, CP mode	13,000	13,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.33%, LOC Bank of Scotland PLC, VRDN (a)	93,450	93,450
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (a)	14,500	14,500
		133,450
Pennsylvania - 2.3%
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2001 B, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,200	1,200
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000	1,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.38%, LOC KBC Bank NV, VRDN (a)	$ 3,675	$ 3,675
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,890	1,890
Huntingdon County Gen. Auth. College Rev. (Juniata College Proj.) Series 2001 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,950	6,950
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.):
Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	7,620	7,620
Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,730	9,730
Series 2008 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	4,700	4,700
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) Series 2003, 0.29%, LOC Banco Santander SA, VRDN (a)	3,815	3,815
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,715	5,715
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (a)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN:
Series ROC II R 11056, 0.3% (Liquidity Facility Citibank NA) (a)(d)	3,700	3,700
Series ROC II R 11505, 0.3% (Liquidity Facility Citibank NA) (a)(d)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev. (King's College Proj.) Series 2002 J3, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,690	1,690
Pennsylvania State Univ. Bonds Series 2009 B, 1.5%, tender 6/1/10 (a)	7,100	7,112
Philadelphia Auth. for Indl. Dev. Rev. (The Franklin Institute Proj.) Series 2006, 0.32%, LOC Bank of America NA, VRDN (a)	9,495	9,495
Scranton-Lackawanna Health & Welfare Auth. Rev. Series 2002, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,860	13,860
Somerset County Hosp. Auth. Hos Series 2007 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,610	1,610

	Principal Amount (000s)	Value (000s)
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.27%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 7,495	$ 7,495
Wilkes Barre Gen. Oblig. Series 2004 B, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,515	3,515
		119,177
Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Ocean State Assisted Living Proj.) Series 2001, 0.28%, LOC Banco Santander SA, VRDN (a)	4,000	4,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Roger Williams Univ. Proj.) Series 2008 B, 0.28%, LOC Bank of America NA, VRDN (a)	23,700	23,700
		27,700
South Carolina - 3.9%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.):
Series 2004 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	20,475	20,475
Series 2004 B2, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,500	9,500
Greenville County School District Bonds Series D, 2% 6/1/10	17,860	17,906
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	11,600	11,600
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,575	5,575
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	2,879	2,879
(Newberry College Proj.) Series 2008, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	12,945	12,945
South Carolina Jobs-Econ. Dev. Auth.:
(CareAlliance Health Svcs. Proj.) Series 2007, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	68,000	68,000
(The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	2,960	2,960
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.3% (Liquidity Facility Citibank NA) (a)(d)	12,645	12,645
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
0.25% 6/10/10, CP	$ 6,100	$ 6,100
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.27%, LOC Bank of America NA, VRDN (a)	29,500	29,500
		200,085
South Dakota - 0.1%
South Dakota Hsg. Dev. Auth. Series 2009 C, 0.31% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	4,500	4,500
Tennessee - 3.2%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	3,100	3,100
Series 2009 E9A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	3,335	3,335
Series E7A, 0.32%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.37%, LOC Bank of America NA, VRDN (a)	7,255	7,255
Series 2004, 0.31%, LOC Bank of America NA, VRDN (a)	1,450	1,450
Series 2005, 0.31%, LOC Bank of America NA, VRDN (a)	2,970	2,970
Memphis Gen. Oblig. BAN 2% 5/18/10	12,500	12,524
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.3%, LOC Freddie Mac, VRDN (a)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.37%, LOC Bank of America NA, VRDN (a)	43,035	43,035
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.37%, LOC Bank of America NA, VRDN (a)	1,400	1,400
Series 2002, 0.31%, LOC Bank of America NA, VRDN (a)	1,190	1,190
Series 2004, 0.31%, LOC Bank of America NA, VRDN (a)	3,200	3,200
Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	3,275	3,275

	Principal Amount (000s)	Value (000s)
Nashville & Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	$ 5,000	$ 5,000
Shelby County Gen. Oblig.:
Series 2004 B, 0.27% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	17,800	17,800
Series 2006 C, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	31,145	31,145
		160,249
Texas - 14.7%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,280	10,280
Austin Elec. Student Finl. Auth. Participating VRDN Series Solar 06 91, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,205	10,205
Austin Independent School District Participating VRDN Series ROC II R 11750, 0.3% (Liquidity Facility Citibank NA) (a)(d)	6,275	6,275
Austin Util. Sys. Rev. Series A, 0.34% 6/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	21,400	21,400
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,115	11,115
Brownsville Util. Sys. Rev. Series A, 0.25% 5/3/10, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 06 1654, 0.39% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	23,150	23,150
Series ROC II R 11716, 0.3% (Liquidity Facility Citibank NA) (a)(d)	8,285	8,285
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev. (Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.31%, LOC Bank of America NA, VRDN (a)	1,900	1,900
Dallas Wtr. & Swr. Sys. Rev. Series C:
0.27% 6/4/10, CP	1,591	1,591
0.27% 6/14/10 (Liquidity Facility Bank of America NA), CP	4,664	4,664
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,005	15,005
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN: - continued
Series Solar 06 60, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	$ 19,265	$ 19,265
Denton Independent School District Participating VRDN Series DB 513, 0.32% (Liquidity Facility Deutsche Bank AG) (a)(d)	31,305	31,305
Forney Independent School District Participating VRDN Series ROC II R 11729, 0.3% (Liquidity Facility Citibank NA) (a)(d)	3,350	3,350
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.32% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,185	8,185
Goose Creek Independent School District Participating VRDN Series PZ 219, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	10,385	10,385
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Memorial Hermann Healthcare Sys. Proj.) Series 2008 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	21,400	21,400
(YMCA of the Greater Houston Area Proj.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	6,600	6,600
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 A, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	1,800	1,800
Harris County Flood Cont. District Participating VRDN Series Putters 3562, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,515	4,515
Harris County Gen. Oblig.:
Bonds Series 2009 B2, 2%, tender 8/12/10 (a)	53,000	53,292
Participating VRDN:
Series Clipper 07 46, 0.32% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	40,000	40,000
Series ROC II R 718 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	9,795	9,795
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 C, 0.28%, LOC Commerzbank AG, VRDN (a)	19,080	19,080
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A, 0.25% 4/8/10, CP	5,000	5,000
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 11411, 0.3% (Liquidity Facility Citibank NA) (a)(d)	10,000	10,000

	Principal Amount (000s)	Value (000s)
Series 2004 B4, 0.27%, LOC Dexia Cr. Local de France, LOC Bank of America NA, VRDN (a)	$ 2,000	$ 2,000
Series B3, 0.31% 5/5/10, LOC Bank of Nova Scotia New York Branch, CP	7,000	7,000
Humble Independent School District Participating VRDN Series Solar 06 20, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	14,070	14,070
Judson Independent School District Participating VRDN Series DB 423, 0.29% (Liquidity Facility Deutsche Bank AG) (a)(d)	11,885	11,885
North East Texas Independent School District Participating VRDN Series PT 3951, 0.29% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	14,340	14,340
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (a)(d)	16,855	16,855
Plano Independent School District Bonds Series 2007, 5% 2/15/11	2,965	3,082
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.31%, VRDN (a)	1,100	1,100
San Antonio Elec. & Gas Sys. Rev.:
Bonds 3.625%, tender 12/1/10 (a)	11,500	11,732
Participating VRDN Series BBT 08 26, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,385	5,385
Series A:
0.25% 6/14/10, CP	48,650	48,650
0.27% 5/3/10, CP	5,000	5,000
0.27% 6/1/10, CP	16,400	16,400
0.28% 4/6/10, CP	15,900	15,900
San Antonio Gen. Oblig. Series A, 0.3% 6/9/10, LOC Bank of America NA, CP	5,520	5,520
San Antonio Wtr. Sys. Rev.:
Bonds Series 2007, 5% 5/15/10	3,000	3,015
Participating VRDN Series EGL 06 5 Class A, 0.3% (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Series 2001 A, 0.28% 4/6/10, CP	5,065	5,065
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.37%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,250	2,250
Spring Independent School District Participating VRDN Series DB 603, 0.32% (Liquidity Facility Deutsche Bank AG) (a)(d)	3,810	3,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,740	$ 7,740
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11804, 0.3% (Liquidity Facility Citibank NA) (a)(d)	4,025	4,025
Texas Gen. Oblig.:
Participating VRDN Series Solar 06 57, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	10,225	10,225
TRAN Series 2009, 2.5% 8/31/10	75,000	75,632
Texas Pub. Fin. Auth. Rev. Series 2008:
0.25% 4/6/10, CP	20,000	20,000
0.29% 8/13/10, CP	5,500	5,500
0.4% 4/9/10, CP	1,750	1,750
Univ. of Texas Board of Regents Sys. Rev.:
Participating VRDN:
Series BBT 08 25, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	10,160	10,160
Series Putters 584, 0.27% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	17,745	17,745
Series ROC II R 11077, 0.3% (Liquidity Facility Citibank NA) (a)(d)	9,020	9,020
Series 2002 A, 0.29% 9/15/10 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	10,000	10,000
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 0.3% (BP PLC Guaranteed), VRDN (a)	2,500	2,500
		748,598
Utah - 1.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	2,000	2,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 4/9/10 (Liquidity Facility Bank of Nova Scotia), CP	11,300	11,300
Series 1997 B2:
0.27% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	20,500	20,500
0.32% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	7,700	7,700
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.29% (Liquidity Facility JPMorgan Chase & Co.) (a)(d)	19,000	19,000
		60,500

	Principal Amount (000s)	Value (000s)
Virginia - 1.1%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.):
Series 2008 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	$ 2,000	$ 2,000
Series 2008 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	6,000	6,000
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.31%, LOC Bank of America NA, VRDN (a)	5,940	5,940
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	7,050	7,050
Lexington Indl. Dev. Auth. Edl. Facilities Rev. (VMI Dev. Board, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	13,755	13,755
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.32%, LOC Bank of America NA, VRDN (a)	6,120	6,120
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	7,540	7,540
Virginia Pub. School Auth. Bonds:
Series VII, 5% 4/15/10	5,000	5,008
Series VIII, 5% 4/15/10	1,900	1,903
		55,316
Washington - 3.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,085	3,085
Series Putters 2866, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,280	7,280
Everett Gen. Oblig. Series 2001, 0.37%, LOC Bank of America NA, VRDN (a)	4,900	4,900
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	3,375	3,375
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.28%, LOC Bank of America NA, VRDN (a)	3,500	3,500
Port of Vancouver Rev. (United Grain Corp. of Oregon Proj.) Series 2009, 0.37%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 0.3% (Liquidity Facility Societe Generale) (a)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 0.4%, LOC Bank of America NA, VRDN (a)	$ 8,545	$ 8,545
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	38,460	38,460
Vancouver Hsg. Auth. Rev. Series 2008, 0.28%, LOC Freddie Mac, VRDN (a)	4,500	4,500
Washington Gen. Oblig. Participating VRDN:
Putters 3369, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series Clipper 05 39, 0.34% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	37,230	37,230
Series GS 06 7T, 0.32% (Liquidity Facility Wells Fargo & Co.) (a)(d)	22,190	22,190
Series Putters 3054, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,035	3,035
Series Putters 3539, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,330	4,330
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	17,680	17,680
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (New Haven Apts. Proj.) Series 2009, 0.3%, LOC Fannie Mae, VRDN (a)	4,000	4,000
Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	4,204	4,204
		188,814
West Virginia - 1.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(West Virginia United Health Sys. Proj.):
Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,900	9,900
Series 2009 A, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	7,200	7,200
Series 2009 B, 0.27%, LOC Branch Banking & Trust Co., VRDN (a)	5,000	5,000
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	39,410	39,410
		71,510

	Principal Amount (000s)	Value (000s)
Wisconsin - 1.7%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	$ 18,300	$ 18,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	2,000	2,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.33% tender 7/7/10, LOC JPMorgan Chase Bank, CP mode	5,800	5,800
(Ministry Health Care Proj.) Series A, 0.28% tender 6/3/10, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.27%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	22,810	22,810
(Riverview Hosp. Assoc. Proj.) Series 2001, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,360	1,360
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	5,085	5,085
Wisconsin Trans. Rev. Series 1997 A, 0.28% 4/6/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
		84,855
	Shares
Other - 7.7%
Fidelity Tax-Free Cash Central Fund, 0.16% (b)(c)	391,901,000	391,901
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $5,054,469)	5,054,469
NET OTHER ASSETS - 0.5%	25,258
NET ASSETS - 100%	$ 5,079,727
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 456
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	March 31, 2010

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,662,568)	$ 4,662,568
Fidelity Central Funds (cost $391,901)	391,901
Total Investments (cost $5,054,469)		$ 5,054,469
Cash		1,532
Receivable for investments sold		21,350
Receivable for fund shares sold		15,117
Interest receivable		7,807
Distributions receivable from Fidelity Central Funds		60
Prepaid expenses		12
Receivable from investment adviser for expense reductions		2
Other receivables		29
Total assets		5,100,378

Liabilities
Payable for investments purchased	$ 15,804
Payable for fund shares redeemed	3,468
Distributions payable	96
Accrued management fee	595
Distribution fees payable	12
Other affiliated payables	605
Other payables and accrued expenses	71
Total liabilities		20,651

Net Assets		$ 5,079,727
Net Assets consist of:
Paid in capital		$ 5,079,436
Accumulated undistributed net realized gain (loss) on investments		291
Net Assets		$ 5,079,727

Class I: Net Asset Value, offering price and redemption price per share ($4,828,207 ÷ 4,825,670 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($26,107 ÷ 26,096 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($165,726 ÷ 165,643 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($59,687 ÷ 59,649 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Year ended March 31, 2010

Investment Income
Interest		$ 25,303
Income from Fidelity Central Funds		456
Total income		25,759

Expenses
Management fee	$ 9,113
Transfer agent fees	3,932
Distribution fees	561
Accounting fees and expenses	547
Custodian fees and expenses	110
Independent trustees' compensation	24
Registration fees	95
Audit	53
Legal	25
Money Market Guarantee Program fee	2,092
Miscellaneous	119
Total expenses before reductions	16,671
Expense reductions	(1,066)	15,605
Net investment income		10,154
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		668
Net increase in net assets resulting from operations		$ 10,822

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2010	Year ended March 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 10,154	$ 163,836
Net realized gain (loss)	668	662
Net increase in net assets resulting from operations	10,822	164,498
Distributions to shareholders from net investment income	(10,152)	(163,869)
Distributions to shareholders from net realized gain	(78)	(3,754)
Total distributions	(10,230)	(167,623)
Share transactions - net increase (decrease)	(3,033,794)	(3,008,979)
Total increase (decrease) in net assets	(3,033,202)	(3,012,104)

Net Assets
Beginning of period	8,112,929	11,125,033
End of period	$ 5,079,727	$ 8,112,929

Financial Highlights - Class I

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.015	.033	.034	.026
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.015	.033	.034	.026
Distributions from net investment income	(.001)	(.015)	(.033)	(.034)	(.026)
Distributions from net realized gain	- D	- D	- D	-	-
Total distributions	(.001)	(.015)	(.033)	(.034)	(.026)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.15%	1.50%	3.33%	3.44%	2.60%
Ratios to Average Net Assets B, C
Expenses before reductions	.25%	.24%	.23%	.23%	.24%
Expenses net of fee waivers, if any	.23%	.22%	.20%	.20%	.20%
Expenses net of all reductions	.23%	.20%	.17%	.18%	.18%
Net investment income	.16%	1.55%	3.27%	3.39%	2.61%
Supplemental Data
Net assets, end of period (in millions)	$ 4,828	$ 7,738	$ 10,463	$ 8,976	$ 6,599

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class II

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.013	.031	.032	.024
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.013	.031	.032	.024
Distributions from net investment income	(.001)	(.013)	(.031)	(.032)	(.024)
Distributions from net realized gain	- D	- D	- D	-	-
Total distributions	(.001)	(.013)	(.031)	(.032)	(.024)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.05%	1.35%	3.18%	3.29%	2.45%
Ratios to Average Net Assets B, C
Expenses before reductions	.40%	.39%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.34%	.37%	.35%	.35%	.35%
Expenses net of all reductions	.34%	.35%	.32%	.32%	.33%
Net investment income	.06%	1.40%	3.12%	3.24%	2.46%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 54	$ 111	$ 116	$ 182

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

Financial Highlights - Class III

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- D	.012	.030	.031	.023
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	.012	.030	.031	.023
Distributions from net investment income	- D	(.012)	(.030)	(.031)	(.023)
Distributions from net realized gain	- D	- D	- D	-	-
Total distributions	- D	(.012)	(.030)	(.031)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.03%	1.25%	3.07%	3.18%	2.35%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.49%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.37%	.47%	.45%	.45%	.45%
Expenses net of all reductions	.37%	.45%	.42%	.42%	.43%
Net investment income	.02%	1.30%	3.02%	3.14%	2.36%
Supplemental Data
Net assets, end of period (in millions)	$ 166	$ 272	$ 459	$ 360	$ 481

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Select Class

Years ended March 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.001	.014	.032	.033	.025
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.001	.014	.032	.033	.025
Distributions from net investment income	(.001)	(.014)	(.032)	(.033)	(.025)
Distributions from net realized gain	- D	- D	- D	-	-
Total distributions	(.001)	(.014)	(.032)	(.033)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.11%	1.45%	3.28%	3.39%	2.55%
Ratios to Average Net Assets B, C
Expenses before reductions	.30%	.29%	.28%	.29%	.29%
Expenses net of fee waivers, if any	.28%	.27%	.25%	.25%	.25%
Expenses net of all reductions	.28%	.25%	.22%	.23%	.23%
Net investment income	.12%	1.50%	3.22%	3.34%	2.56%
Supplemental Data
Net assets, end of period (in millions)	$ 60	$ 48	$ 92	$ 85	$ 133

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended March 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. In January 2009, the Board of Trustees of Money Market Portfolio approved the creation of an additional class of shares. Money Market Portfolio commenced sale of Class F shares on June 26, 2009. Each Fund offers Class I, Class II, and Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio offers Class IV and Institutional Class. Money Market Portfolio offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Funds participated in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through April 30, 2009. In 2008, the Funds paid the U.S. Treasury Department fees equal to 0.025% based on the number of shares outstanding as of September 19, 2008 to participate in the Program through April 30, 2009. Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio participated in the

Annual Report

3. Significant Accounting Policies - continued

Expenses - continued

extension of the Program through September 18, 2009 for an additional fee equal to 0.015% based on the number of shares outstanding as of September 19, 2008. The fees were amortized over the length of the participation in the Program. The expense was borne by the Funds without regard to any expense limitation in effect for the Funds.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statements of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of March 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses deferred due to excise tax regulations and wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ 10,646,170	$ -	$ -	$ -
Treasury Portfolio	13,561,160	-	-	-
Government Portfolio	49,021,951	-	-	-
Prime Money Market Portfolio	73,732,701	-	-	-
Money Market Portfolio	65,594,520	-	-	-
Tax-Exempt Portfolio	5,054,469	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation)
Treasury Only Portfolio	$ -	$ 301	$ -	$ -	$ -
Treasury Portfolio	-	109	-	-	-
Government Portfolio	-	1,085	-	-	-
Prime Money Market Portfolio	-	208	-	-	-
Money Market Portfolio	-	579	-	-	-
Tax-Exempt Portfolio	168	-	156	-	-

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

March 31, 2010	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Treasury Only Portfolio	$ -	$ 13,596	$ -	$ -	$ 13,596
Treasury Portfolio	-	17,019	-	-	17,019
Government Portfolio	-	107,137	-	-	107,137
Prime Money Market Portfolio	-	156,764	-	-	156,764
Money Market Portfolio	-	289,559	-	-	289,559
Tax-Exempt Portfolio	10,152	-	78	-	10,230
March 31, 2009	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Total
Treasury Only Portfolio	$ -	$ 109,832	$ -	$ -	$ 109,832
Treasury Portfolio	-	242,465	-	-	242,465
Government Portfolio	-	491,735	-	-	491,735
Prime Money Market Portfolio	-	482,295	-	-	482,295
Money Market Portfolio	-	1,136,896	-	-	1,136,896
Tax-Exempt Portfolio	163,869	1,251	2,503	-	167,623

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows:

	Average Daily Loan Balance	Weighted Average Interest Rate
Government Portfolio	$ 180,375.02%
Prime Money Market Portfolio	166,724.01%
Money Market Portfolio	124,406.02%

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

For the period, the total fees and amounts retained by FDC were as follows:

	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 1,094	$ 10
Class III	1,730	-
Class IV	352	-
Select Class	380	38
	$ 3,556	$ 48
Treasury Portfolio: Class II	$ 373	$ -
Class III	10,844	-
Class IV	2,218	209
Select Class	306	-
	$ 13,741	$ 209
Government Portfolio: Class II	$ 2,473	$ -
Class III	7,109	-
Select Class	262	-
	$ 9,844	$ -
Prime Money Market Portfolio: Class II	$ 2,115	$ -
Class III	7,695	-
Class IV	999	120
Select Class	480	5
	$ 11,289	$ 125
Money Market Portfolio: Class II	$ 1,266	$ -
Class III	11,455	-
Select Class	265	-
	$ 12,986	$ -
Tax-Exempt Portfolio: Class II	$ 57	$ 7
Class III	471	4
Select Class	33	2
	$ 561	$ 13

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and shareholder servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer and shareholder servicing agent functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class and Class F, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, the total transfer agent fees for each applicable class were as follows:

Treasury Only Portfolio - Class I	$ 7,132
Treasury Only Portfolio - Class II	440
Treasury Only Portfolio - Class III	422
Treasury Only Portfolio - Class IV	43
Treasury Only Portfolio - Select Class	458
$ 8,495
Treasury Portfolio - Class I	$ 8,008
Treasury Portfolio - Class II	151
Treasury Portfolio - Class III	2,612
Treasury Portfolio - Class IV	266
Treasury Portfolio - Select Class	368
$ 11,405
Government Portfolio - Class I	$ 35,397
Government Portfolio - Class II	1,013
Government Portfolio - Class III	1,726
Government Portfolio - Select Class	318
$ 38,454
Prime Money Market Portfolio - Class I	$ 13,832
Prime Money Market Portfolio - Class II	859
Prime Money Market Portfolio - Class III	1,868
Prime Money Market Portfolio - Class IV	123
Prime Money Market Portfolio - Select Class	584
Prime Money Market Portfolio - Institutional Class	7,357
$ 24,623
Money Market Portfolio - Class I	$ 21,667
Money Market Portfolio - Class II	512
Money Market Portfolio - Class III	2,760
Money Market Portfolio - Select Class	322
Money Market Portfolio - Institutional Class	6,857
$ 32,118
Tax-Exempt Portfolio - Class I	$ 3,751
Tax-Exempt Portfolio - Class II	23
Tax-Exempt Portfolio - Class III	119
Tax-Exempt Portfolio - Select Class	39
$ 3,932

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Annual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, and the fee for participating in the U.S. Treasury Department's Temporary Guarantee Program, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Prime Money Market Portfolio
Class I	.20%	$ 2,349
Class II	.35%	150
Class III	.45%	305
Class IV	.70%	21
Select Class	.25%	107
Institutional Class	.14%	9,752
Money Market Portfolio
Class I	.18%	$ 10,025
Class II	.33%	239
Class III	.43%	1,283
Select Class	.23%	150
Class F	.14%	3
Institutional Class	.14%	8,579
Tax-Exempt Portfolio
Class I	.20%*	$ 764
Class II	.35%	6
Class III	.45%	34
Select Class	.25%	9

* Effective January 27, 2010, the expense limitation was discontinued for Tax-Exempt Portfolio - Class I.

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury Only Portfolio
Class I	$ 1,400
Class II	669
Class III	1,250
Class IV	294
Select Class	237
Treasury Portfolio
Class I	$ 564
Class II	185
Class III	6,930
Class IV	1,849
Select Class	127
Government Portfolio
Class I	$ 35
Class II	788
Class III	2,946
Select Class	29
Prime Money Market Portfolio
Class II	$ 57
Class III	1,140
Class IV	437
Money Market Portfolio
Class III	$ 338
Tax-Exempt Portfolio
Class II	$ 16
Class III	209
Select Class	3

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Treasury Only Portfolio	$ 19
Treasury Portfolio	4
Government Portfolio	1
Prime Money Market Portfolio	1
Money Market Portfolio	2
Tax-Exempt Portfolio	25

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended March 31,	2010A	2009
From net investment income
Treasury Only Portfolio - Class I	$ 12,423	$ 95,559
Treasury Only Portfolio - Class II	201	6,359
Treasury Only Portfolio - Class III	80	4,698
Treasury Only Portfolio - Class IV	7	356
Treasury Only Portfolio - Select Class	524	2,860
Total	$ 13,235	$ 109,832
Treasury Portfolio - Class I	$ 15,399	$ 184,961
Treasury Portfolio - Class II	101	3,247
Treasury Portfolio - Class III	575	46,197
Treasury Portfolio - Class IV	44	2,736
Treasury Portfolio - Select Class	565	5,324
Total	$ 16,684	$ 242,465
Government Portfolio - Class I	$ 103,670	$ 430,834
Government Portfolio - Class II	1,376	25,189
Government Portfolio - Class III	1,314	30,996
Government Portfolio - Select Class	777	4,716
Total	$ 107,137	$ 491,735
Prime Money Market Portfolio - Class I	$ 66,000	$ 184,457
Prime Money Market Portfolio - Class II	2,824	26,769
Prime Money Market Portfolio - Class III	4,391	57,651
Prime Money Market Portfolio - Class IV	73	1,190
Prime Money Market Portfolio - Select Class	2,897	12,524
Prime Money Market Portfolio - Institutional Class	80,579	199,704
Total	$ 156,764	$ 482,295
Money Market Portfolio - Class I	$ 167,465	$ 680,040
Money Market Portfolio - Class II	2,548	14,350
Money Market Portfolio - Class III	10,090	103,929
Money Market Portfolio - Select Class	2,101	30,642
Money Market Portfolio - Class F	98	-
Money Market Portfolio - Institutional Class	107,257	307,935
Total	$ 289,559	$ 1,136,896
Tax-Exempt Portfolio - Class I	$ 10,004	$ 156,473
Tax Exempt Portfolio - Class II	24	1,489
Tax Exempt Portfolio - Class III	55	4,215
Tax Exempt Portfolio - Select Class	69	1,692
Total	$ 10,152	$ 163,869

Annual Report

7. Distributions to Shareholders - continued

Years ended March 31,	2010 A	2009
From net realized gain
Treasury Only Portfolio - Class I	$ 298	$ -
Treasury Only Portfolio - Class II	21	-
Treasury Only Portfolio - Class III	20	-
Treasury Only Portfolio - Class IV	2	-
Treasury Only Portfolio - Select Class	20	-
Total	$ 361	$ -
Treasury Portfolio - Class I	$ 231	$ -
Treasury Portfolio - Class II	4	-
Treasury Portfolio - Class III	80	-
Treasury Portfolio - Class IV	9	-
Treasury Portfolio - Select Class	11	-
Total	$ 335	$ -
Tax-Exempt Portfolio - Class I	$ 73	$ 3,557
Tax Exempt Portfolio - Class II	1	41
Tax Exempt Portfolio - Class III	3	108
Tax Exempt Portfolio - Select Class	1	48
Total	$ 78	$ 3,754

A Distributions for Class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

8. Share Transactions.

Transactions for each class of shares were as follows:

Years ended March 31,	2010 A	2009
Treasury Only Portfolio - Class I Shares sold	11,097,181	35,395,598
Reinvestment of distributions	10,090	71,823
Shares redeemed	(18,270,773)	(26,708,022)
Net increase (decrease)	(7,163,502)	8,759,399
Treasury Only Portfolio - Class II Shares sold	843,648	2,530,486
Reinvestment of distributions	142	4,949
Shares redeemed	(1,101,177)	(2,143,484)
Net increase (decrease)	(257,387)	391,951
Treasury Only Portfolio - Class III Shares sold	2,323,268	4,019,027
Reinvestment of distributions	45	2,262
Shares redeemed	(2,543,200)	(3,700,771)
Net increase (decrease)	(219,887)	320,518
Treasury Only Portfolio - Class IV Shares sold	128,804	519,344
Reinvestment of distributions	9	355
Shares redeemed	(208,294)	(419,616)
Net increase (decrease)	(79,481)	100,083
Treasury Only Portfolio - Select Class Shares sold	807,972	1,929,218
Reinvestment of distributions	511	2,561
Shares redeemed	(1,093,040)	(1,343,239)
Net increase (decrease)	(284,557)	588,540
Treasury Portfolio - Class I Shares sold	25,929,433	103,467,582
Reinvestment of distributions	9,104	108,507
Shares redeemed	(33,523,809)	(102,379,038)
Net increase (decrease)	(7,585,272)	1,197,051

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

Years ended March 31,	2010 A	2009
Treasury Portfolio - Class II Shares sold	851,706	5,073,221
Reinvestment of distributions	30	1,003
Shares redeemed	(1,095,067)	(4,971,800)
Net increase (decrease)	(243,331)	102,424
Treasury Portfolio - Class III Shares sold	9,498,048	21,880,549
Issued in exchange for shares of Capital One U.S. Treasury Money Market Fund	-	75,597
Reinvestment of distributions	150	7,798
Shares redeemed	(10,643,362)	(22,242,212)
Net increase (decrease)	(1,145,164)	(278,268)
Treasury Portfolio - Class IV Shares sold	626,217	2,087,001
Reinvestment of distributions	1	28
Shares redeemed	(587,517)	(1,633,488)
Net increase (decrease)	38,701	453,541
Treasury Portfolio - Select Class Shares sold	1,660,459	3,027,521
Reinvestment of distributions	411	2,934
Shares redeemed	(2,178,148)	(2,661,733)
Net increase (decrease)	(517,278)	368,722
Government Portfolio - Class I Shares sold	407,076,631	254,590,058
Reinvestment of distributions	47,904	222,872
Shares redeemed	(416,647,297)	(218,469,166)
Net increase (decrease)	(9,522,762)	36,343,764
Government Portfolio - Class II Shares sold	71,417,522	62,359,535
Reinvestment of distributions	586	11,208
Shares redeemed	(71,941,274)	(61,776,196)
Net increase (decrease)	(523,166)	594,547
Government Portfolio - Class III Shares sold	14,312,162	17,751,533
Reinvestment of distributions	366	13,989
Shares redeemed	(15,433,083)	(16,497,932)
Net increase (decrease)	(1,120,555)	1,267,590
Government Portfolio - Select Class Shares sold	3,075,337	2,743,956
Reinvestment of distributions	537	2,340
Shares redeemed	(3,386,210)	(2,400,512)
Net increase (decrease)	(310,336)	345,784
Prime Money Market Portfolio - Class I Shares sold	133,063,619	94,175,155
Reinvestment of distributions	31,426	97,393
Shares redeemed	(114,226,477)	(90,129,342)
Net increase (decrease)	18,868,568	4,143,206
Prime Money Market Portfolio - Class II Shares sold	6,653,068	10,010,219
Reinvestment of distributions	1,892	17,060
Shares redeemed	(7,170,685)	(9,914,982)
Net increase (decrease)	(515,725)	112,297

Annual Report

8. Share Transactions - continued

Years ended March 31,	2010 A	2009
Prime Money Market Portfolio - Class III Shares sold	15,028,417	16,843,203
Issued in exchange for shares of Capital One Cash Reserve Fund	-	128,003
Reinvestment of distributions	1,223	17,917
Shares redeemed	(15,717,418)	(16,361,572)
Net increase (decrease)	(687,778)	627,551
Prime Money Market Portfolio - Class IV Shares sold	762,826	361,968
Reinvestment of distributions	58	748
Shares redeemed	(557,761)	(296,719)
Net increase (decrease)	205,123	65,997
Prime Money Market Portfolio - Select Class Shares sold	9,843,017	4,145,356
Reinvestment of distributions	2,219	8,953
Shares redeemed	(9,693,502)	(4,055,435)
Net increase (decrease)	151,734	98,874
Prime Money Market Portfolio - Institutional Class Shares sold	206,611,372	126,832,050
Reinvestment of distributions	52,805	96,591
Shares redeemed	(182,097,189)	(121,579,962)
Net increase (decrease)	24,566,988	5,348,679
Money Market Portfolio - Class I Shares sold	99,361,678	108,763,256
Reinvestment of distributions	131,935	568,010
Shares redeemed	(100,720,738)	(102,298,831)
Net increase (decrease)	(1,227,125)	7,032,435
Money Market Portfolio - Class II Shares sold	2,933,382	1,889,525
Reinvestment of distributions	2,183	12,233
Shares redeemed	(2,780,049)	(1,920,432)
Net increase (decrease)	155,516	(18,674)
Money Market Portfolio - Class III Shares sold	20,897,591	26,158,475
Reinvestment of distributions	4,474	42,996
Shares redeemed	(21,320,216)	(27,274,313)
Net increase (decrease)	(418,151)	(1,072,842)
Money Market Portfolio - Select Class Shares sold	6,597,641	13,502,430
Reinvestment of distributions	1,027	12,517
Shares redeemed	(6,595,815)	(14,522,382)
Net increase (decrease)	2,853	(1,007,435)
Money Market Portfolio - Class F Shares sold	152,471	-
Reinvestment of distributions	98	-
Shares redeemed	(3,531)	-
Net increase (decrease)	149,038	-
Money Market Portfolio - Institutional Class Shares sold	123,612,866	90,306,897
Reinvestment of distributions	75,566	221,414
Shares redeemed	(114,543,217)	(86,583,911)
Net increase (decrease)	9,145,215	3,944,400
Tax-Exempt Portfolio - Class I Shares sold	8,679,961	21,309,938
Reinvestment of distributions	6,687	113,470
Shares redeemed	(11,597,462)	(24,144,656)
Net increase (decrease)	(2,910,814)	(2,721,248)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

Years ended March 31,	2010 A	2009
Tax-Exempt Portfolio - Class II Shares sold	66,279	293,597
Reinvestment of distributions	23	1,476
Shares redeemed	(94,375)	(352,254)
Net increase (decrease)	(28,073)	(57,181)
Tax-Exempt Portfolio - Class III Shares sold	950,167	1,884,704
Reinvestment of distributions	34	2,652
Shares redeemed	(1,056,365)	(2,074,003)
Net increase (decrease)	(106,164)	(186,647)
Tax-Exempt Portfolio - Select Class Shares sold	83,177	345,017
Reinvestment of distributions	65	1,655
Shares redeemed	(71,985)	(390,575)
Net increase (decrease)	11,257	(43,903)

A Share transactions for Class F are for the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

10. Merger Information.

On November 21, 2008, Treasury Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Treasury Money Market Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 75,597 shares of Class III of Treasury Portfolio for 75,597 shares (valued at $1.00 per share) of Capital One U.S. Treasury Money Market Fund.

On November 21, 2008, Prime Money Market Portfolio acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One Cash Reserve Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on October 21, 2008. The acquisition was accomplished by an exchange of 128,003 shares of Class III of Prime Money Market Portfolio for 127,855 and 148 shares then outstanding of Class A and Class B (valued at $1.00 per share, respectively) of Capital One Cash Reserve Fund.

The reorganizations qualified as tax-free reorganizations for federal income tax purposes with no gain or loss recognized to the Funds or their shareholders. Capital One U.S. Treasury Money Market Fund's net assets were combined with Treasury Portfolio's net assets of $28,406,258 for total net assets after the acquisition of $28,481,855.

Capital One Cash Reserve Fund's net assets were combined with Prime Money Market's net assets of $18,678,394 for total net assets after the acquisition of $18,806,397.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio:

We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 13, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (74)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Robert P. Brown (46)

Year of Election or Appointment: 2010

Vice President of Fidelity's Money Market Funds. Mr. Brown also serves as President, Money Market Group of FMR (2010-present) and is an employee of Fidelity Investments.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (48)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (40)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Paul M. Murphy (63)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments. Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees voted to pay to shareholders of record at the opening of business on record date, the following distribution per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Tax-Exempt Portfolio	05/10/10	05/07/10	$0.00003

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2010, or, if subsequently determined to be different, the net capital gain of such year.

Government Portfolio	$326,859
Tax-Exempt Portfolio	$375,888

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2010 to March 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$ 270,611
Treasury Portfolio	$ 390,062
Government Portfolio	$ 5,126,868
Prime Money Market Portfolio	$ 27,853,634
Money Market Portfolio	$ 37,766,638

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	97.31%
Treasury Portfolio	70.51%
Government Portfolio	44.35%
Prime Money Market Portfolio	10.42%
Money Market Portfolio	11.06%

During fiscal year ended 2010, 100% of Tax Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

  Fidelity Distributors Corporation
  Boston, MA

Transfer and Service Agents

  Fidelity Investments Institutional Operations Company, Inc.
  Boston, MA
  Citibank, N.A.
  New York, NY
  Tax-Exempt Portfolio
  Fidelity Service Company, Inc.
  Boston, MA

Custodians

  The Bank of New York Mellon
  New York, NY
  Treasury Only Portfolio, Treasury Portfolio,
  Government Portfolio, Prime Money Market
  Portfolio, and Money Market Portfolio
  Citibank, N.A.
  New York, NY
  Tax-Exempt Portfolio
IMM-ANN-0510
1.701843.112

Item 2. Code of Ethics

As of the end of the period, March 31, 2010, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the "Funds"):

Services Billed by Deloitte Entities

March 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$28,000	$-	$4,500	$-
Money Market Portfolio	$27,000	$-	$4,500	$-
Prime Money Market Portfolio	$29,000	$-	$4,500	$-
Tax-Exempt Portfolio	$27,000	$-	$4,500	$-
Treasury Only Portfolio	$27,000	$-	$4,500	$-
Treasury Portfolio	$29,000	$-	$4,500	$-

March 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$28,000	$-	$4,500	$-
Money Market Portfolio	$28,000	$-	$4,500	$-
Prime Money Market Portfolio	$29,000	$-	$4,500	$-
Tax-Exempt Portfolio	$28,000	$-	$4,500	$-
Treasury Only Portfolio	$28,000	$-	$4,500	$-
Treasury Portfolio	$29,000	$-	$4,500	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	March 31, 2010A	March 31, 2009A
Audit-Related Fees	$725,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$445,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2010 A	March 31, 2009 A
Deloitte Entities	$1,325,000	$1,500,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 27, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 27, 2010